February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Active Allocation Fund
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 3.1%
Transport-Aircraft - 0.8%
FTAI Aircraft Leasing Offshore SPV, LP*
,a
4,125,000 $ 4,336,724
Financial - 0.5%
Fusion Buyer LLC* 15,577 542,594
T Rowe Price Group, Inc. 3,987 377,290
Lincoln National Corp. 8,597 294,877
Franklin Resources, Inc. 9,379 248,919
KeyCorp 11,155 231,355
Truist Financial Corp. 4,474 220,613
Essex Property Trust, Inc. REIT 761 194,139
Healthpeak Properties, Inc. REIT 7,889 139,477
STAG Industrial, Inc. REIT 2,043 80,126
Alexandria Real Estate Equities, Inc. REIT 1,357 73,332
Valley National Bancorp 4,679 59,002
Terreno Realty Corp. REIT 863 57,010
First Financial Bankshares, Inc. 1,517 46,921
Broadstone Net Lease, Inc. REIT 1,850 35,871
National Storage Affiliates Trust REIT 949 33,234
HA Sustainable Infrastructure Capital, Inc. 896 32,722
LXP Industrial Trust REIT 656 32,511
Columbia Banking System, Inc. 1,001 28,478
DigitalBridge Group, Inc. 1,417 21,893
Riot Platforms, Inc.* 1,226 19,972
Rocket Companies, Inc. — Class A 963 17,517
LendingClub Corp.* 1,171 17,460
Triumph Financial, Inc.* 281 15,697
Walker & Dunlop, Inc. 341 15,689
Innovative Industrial Properties, Inc. REIT 292 15,464
Live Oak Bancshares, Inc. 376 13,637
Cannae Holdings, Inc. 994 12,127
Trupanion, Inc.* 446 11,837
Virtus Investment Partners, Inc. 85 11,761
Goosehead Insurance, Inc. — Class A* 211 11,436
MARA Holdings, Inc.* 1,115 9,968
Huntington Bancshares, Inc. 542 9,106
MFA Financial, Inc. REIT 649 6,561
Brandywine Realty Trust REIT 1,990 6,348
ConnectOne Bancorp, Inc. 218 5,784
Piedmont Realty Trust, Inc. REIT 727 5,518
Capitol Federal Financial, Inc. 762 5,471
Safehold, Inc. REIT 334 5,391
Centerspace REIT 83 5,221
eXp World Holdings, Inc. 736 5,130
LendingTree, Inc.* 136 5,082
Metropolitan Bank Holding Corp. 57 4,797
Eagle Bancorp, Inc. 185 4,708
Redwood Trust, Inc. REIT 675 4,084
Northfield Bancorp, Inc. 258 3,442

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
2 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Financial - 0.5% (continued)
World Acceptance Corp.* 24 $ 3,237
TPG RE Finance Trust, Inc. REIT 358 3,029
Diamond Hill Investment Group, Inc. 17 2,922
Southern First Bancshares, Inc.* 44 2,457
Global Medical REIT, Inc. REIT 70 2,424
Community Healthcare Trust, Inc. REIT 141 2,410
West BanCorp, Inc. 95 2,313
Waterstone Financial, Inc. 128 2,280
Hingham Institution For Savings 8 2,233
One Liberty Properties, Inc. REIT 95 2,232
Industrial Logistics Properties Trust REIT 380 2,227
Blue Foundry Bancorp* 167 2,201
Alerus Financial Corp. 89 2,122
Civista Bancshares, Inc. 88 2,095
ARMOUR Residential REIT, Inc. REIT 103 1,849
RBB Bancorp 83 1,784
First Foundation, Inc.* 284 1,667
Mechanics Bancorp — Class A 114 1,626
Invesco Mortgage Capital, Inc. REIT 182 1,534
Regional Management Corp. 44 1,400
Signature Bank* 1,846 1,384
Orchid Island Capital, Inc. REIT 158 1,175
Douglas Elliman, Inc.* 449 1,024
B Riley Financial, Inc.* 118 761
Ready Capital Corp. REIT 355 657
Seritage Growth Properties — Class A* 222 657
Oportun Financial Corp.* 124 642
Star Holdings* 60 541
Franklin Street Properties Corp. REIT 595 489
Kestrel Group Ltd.* 20 308
Finance Of America Companies, Inc. — Class A* 10 193
eHealth, Inc.* 145 188
Silvergate Capital Corp. — Class A* 327 114
Rafael Holdings, Inc. — Class B* 67 85
Fathom Holdings, Inc.* 36 36
Pershing Square Tontine Holdings, Ltd. — Class A
a,b
329,700 33
Ashford Hospitality Trust, Inc. REIT* 10 30
Office Properties Income Trust REIT 281 3
AlphaTON Capital Corp.* 2 1
First Republic Bank* 1,594 1
Total Financial 3,051,936
Consumer, Cyclical - 0.5%
Aptiv plc* 4,627 340,270
Bath & Body Works, Inc. 10,922 248,585
Penn Entertainment, Inc.* 15,035 235,147
Ford Motor Co. 15,940 224,595
Caesars Entertainment, Inc.* 8,165 204,533

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 3
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Cyclical - 0.5% (continued)
Best Buy Company, Inc. 2,703 $ 167,505
Target Corp. 1,235 140,531
Pool Corp. 578 131,310
NIKE, Inc. — Class B 2,085 129,645
CarMax, Inc.* 2,577 111,249
Whirlpool Corp. 1,379 94,365
VF Corp. 4,779 92,808
Macy's, Inc. 3,538 69,982
Under Armour, Inc. — Class C* 9,303 67,261
Advance Auto Parts, Inc. 1,253 66,622
Crocs, Inc.* 683 61,955
Under Armour, Inc. — Class A* 8,161 60,555
Asphalt Atd Holdco, LLC*
,a
23,999 42,718
Goodyear Tire & Rubber Company* 3,229 26,639
National Vision Holdings, Inc.* 969 26,134
Sonos, Inc.* 1,488 22,915
Sally Beauty Holdings, Inc.* 1,288 20,698
Topgolf Callaway Brands Corp.* 1,357 19,079
MillerKnoll, Inc. 872 17,562
Wolverine World Wide, Inc. 954 16,857
Lionsgate Studios Corp.* 1,766 15,894
LGI Homes, Inc.* 252 13,079
Gentherm, Inc.* 390 12,780
Papa John's International, Inc. 387 12,132
Allegiant Travel Co.* 90 9,194
Cracker Barrel Old Country Store, Inc. 278 9,096
Fox Factory Holding Corp.* 493 8,302
FG Parent LLC* 15,577 7,789
Standard Motor Products, Inc. 124 4,920
Pursuit Attractions and Hospitality, Inc.* 120 4,171
Camping World Holdings, Inc. — Class A 489 4,069
MarineMax, Inc.* 123 3,752
Sun Country Airlines Holdings, Inc.* 187 3,680
Malibu Boats, Inc. — Class A* 121 3,516
Zumiez, Inc.* 114 2,989
Movado Group, Inc. 91 2,271
Citi Trends, Inc.* 47 2,227
Sleep Number Corp.* 260 1,604
Johnson Outdoors, Inc. — Class A 31 1,503
AMC Entertainment Holdings, Inc. — Class A* 1,286 1,492
Hyliion Holdings Corp.* 698 1,431
Fossil Group, Inc.* 284 1,329
Starz Entertainment Corp.* 117 1,287
Lovesac Company* 76 971
American Outdoor Brands, Inc.* 84 764
GrowGeneration Corp.* 647 731
Portillo's, Inc. — Class A* 136 726
OneWater Marine, Inc. — Class A* 61 695

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
4 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Cyclical - 0.5% (continued)
Superior Group of Companies, Inc. 69 $ 685
Children's Place, Inc.* 161 644
Playboy, Inc.* 337 644
EVI Industries, Inc. 27 525
Vera Bradley, Inc.* 155 409
Cato Corp. — Class A* 117 352
PetMed Express, Inc.* 118 323
Sportsman's Warehouse Holdings, Inc.* 259 306
Blink Charging Co.* 428 283
Republic Airways Holdings, Inc.* 13 283
Universal Electronics, Inc.* 74 279
Regis Corp.* 12 275
ONE Group Hospitality, Inc.* 123 249
Lifetime Brands, Inc. 75 248
Purple Innovation, Inc.* 343 238
Tilly's, Inc. — Class A* 135 194
Noodles & Co.* 30 176
Duluth Holdings, Inc. — Class B* 72 155
Traeger, Inc.* 177 152
Torrid Holdings, Inc.* 103 105
Nu Ride, Inc.* 60 104
Brand House Collective, Inc.* 74 80
Barnes & Noble Education, Inc.* 2 17
iRobot Corp.*
,a
315 17
Aterian, Inc.* 12 7
F45 Training Holdings, Inc.* 176 3
Lazydays Holdings, Inc.*
,a
2 1
Arcimoto, Inc.* 9 —
Big Lots, Inc.*
,a
354 —
Canoo, Inc.* 2 —
Conn's, Inc.*
,a
106 —
EBET, Inc.* 3 —
Fisker, Inc.*
,a
1,915 —
LL Flooring Holdings, Inc.*
,a
170 —
Nikola Corp.*
,a
89 —
Shift Technologies, Inc.*
,a
102 —
Total Consumer, Cyclical 2,778,668
Consumer, Non-cyclical - 0.5%
Bio-Techne Corp. 5,648 333,232
PayPal Holdings, Inc. 5,816 268,757
Align Technology, Inc.* 1,380 262,338
Illumina, Inc.* 1,645 221,187
Zoetis, Inc. 1,380 180,918
Charles River Laboratories International, Inc.* 985 175,813
MarketAxess Holdings, Inc. 746 143,232
Bio-Rad Laboratories, Inc. — Class A* 482 134,208
WW International, Inc.* 4,946 105,152

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 5
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Moderna, Inc.* 1,850 $ 99,105
Dentsply Sirona, Inc. 5,242 76,953
Robert Half, Inc. 2,350 57,387
Avis Budget Group, Inc.* 484 47,146
LivaNova plc* 625 44,125
Korn Ferry 630 39,482
Twist Bioscience Corp.* 633 29,700
Alarm.com Holdings, Inc.* 552 26,413
Denali Therapeutics, Inc.* 1,062 22,493
Omnicell, Inc.* 513 21,084
TriNet Group, Inc. 474 18,050
Beam Therapeutics, Inc.* 596 16,962
Upbound Group, Inc. 773 16,581
AtriCure, Inc.* 525 16,412
CONMED Corp. 339 15,594
Neogen Corp.* 1,258 14,127
Deluxe Corp. 503 13,958
Progyny, Inc.* 754 13,338
NeoGenomics, Inc.* 1,325 13,025
Intellia Therapeutics, Inc.* 814 11,217
CareDx, Inc.* 593 11,125
Arcus Biosciences, Inc.* 526 10,715
Kodiak Sciences, Inc.* 399 10,693
Astrana Health, Inc.* 442 8,986
Arvinas, Inc.* 548 7,272
Nurix Therapeutics, Inc.* 373 5,957
Coursera, Inc.* 851 5,455
Community Health Systems, Inc.* 1,457 5,041
Helen of Troy Ltd.* 281 4,957
Recursion Pharmaceuticals, Inc. — Class A* 1,343 4,929
Sana Biotechnology, Inc.* 1,029 4,332
Monro, Inc. 194 4,177
Carriage Services, Inc. 90 4,146
Ocugen, Inc.* 2,201 4,006
Custom Truck One Source, Inc.* 540 3,866
Pacific Biosciences of California, Inc.* 2,271 3,815
Fulgent Genetics, Inc.* 246 3,771
Green Dot Corp. — Class A* 313 3,618
Enanta Pharmaceuticals, Inc.* 230 3,289
Mission Produce, Inc.* 220 3,122
Varex Imaging Corp.* 224 2,950
Vanda Pharmaceuticals, Inc.* 326 2,905
OPKO Health, Inc.* 2,343 2,812
Cerus Corp.* 986 2,524
AngioDynamics, Inc.* 220 2,517
Quanterix Corp.* 361 2,365
Emergent BioSolutions, Inc.* 287 2,339
Allogene Therapeutics, Inc.* 811 2,255

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
6 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Definium Therapeutics, Inc.* 125 $ 2,181
Senseonics Holdings, Inc.* 257 2,125
CytomX Therapeutics, Inc.* 386 2,073
B&G Foods, Inc. 375 1,991
Personalis, Inc.* 214 1,939
Editas Medicine, Inc.* 801 1,762
Owens & Minor, Inc.* 718 1,738
Alector, Inc.* 695 1,689
OrthoPediatrics Corp.* 80 1,534
Phathom Pharmaceuticals, Inc.* 120 1,507
USANA Health Sciences, Inc.* 70 1,506
OmniAb, Inc.* 867 1,491
BioLife Solutions, Inc.* 61 1,476
Joint Corp.* 165 1,452
Lineage Cell Therapeutics, Inc.* 747 1,434
Repay Holdings Corp.* 507 1,409
Fate Therapeutics, Inc.* 948 1,403
Replimune Group, Inc.* 177 1,354
Coherus Oncology, Inc.* 806 1,346
OraSure Technologies, Inc.* 426 1,342
MeiraGTx Holdings plc* 177 1,338
Utah Medical Products, Inc. 20 1,332
Heron Therapeutics, Inc.* 1,100 1,309
C4 Therapeutics, Inc.* 460 1,242
Anika Therapeutics, Inc.* 86 1,235
Organogenesis Holdings, Inc.* 379 1,217
Beauty Health Co.* 1,022 1,063
Orthofix Medical, Inc.* 78 1,055
Annexon, Inc.* 185 1,036
Zentalis Pharmaceuticals, Inc.* 428 1,023
Cassava Sciences, Inc.* 448 1,021
InfuSystem Holdings, Inc.* 108 947
Euronet Worldwide, Inc.* 13 904
TrueBlue, Inc.* 205 867
European Wax Center, Inc. — Class A* 150 858
Seer, Inc.* 495 851
Absci Corp.* 287 786
Oramed Pharmaceuticals, Inc. 212 724
Inogen, Inc.* 116 708
Stereotaxis, Inc.* 295 637
American Well Corp. — Class A* 109 621
Sangamo Therapeutics, Inc.* 1,415 612
Dianthus Therapeutics, Inc.* 11 607
Apyx Medical Corp.* 185 605
Taysha Gene Therapies, Inc.* 133 603
Lexicon Pharmaceuticals, Inc.* 408 600
Vaxart, Inc.* 715 568
RadNet, Inc.* 8 558

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 7
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Verastem, Inc.* 85 $ 486
MaxCyte, Inc.* 563 457
HF Foods Group, Inc.* 217 454
Tectonic Therapeutic, Inc.* 18 422
Udemy, Inc.* 81 407
Spyre Therapeutics, Inc.* 9 387
Rapid Micro Biosystems, Inc. — Class A* 86 372
Inovio Pharmaceuticals, Inc.* 205 371
Accuray, Inc.* 550 318
Spero Therapeutics, Inc.* 144 312
LENZ Therapeutics, Inc.* 22 297
Climb Bio, Inc.* 41 293
PMV Pharmaceuticals, Inc.* 156 265
Pulmonx Corp.* 155 245
Neurogene, Inc.* 10 235
Century Therapeutics, Inc.* 96 223
ALX Oncology Holdings, Inc.* 105 222
Exagen, Inc.* 61 221
XBiotech, Inc.* 90 203
CytoSorbents Corp.* 245 184
Sensei Biotherapeutics, Inc.* 6 183
Beyondspring, Inc.* 133 180
Prelude Therapeutics, Inc.* 64 177
Seres Therapeutics, Inc.* 20 175
Elicio Therapeutics, Inc.* 12 156
Harvard Bioscience, Inc.* 234 144
Solid Biosciences, Inc.* 23 143
Kezar Life Sciences, Inc.* 21 141
Cartesian Therapeutics, Inc.* 18 137
Outset Medical, Inc.* 36 126
Scilex Holding Co.* 14 115
Athira Pharma, Inc.* 19 107
Alpha Teknova, Inc.* 41 106
TherapeuticsMD, Inc.* 46 104
Insight Molecular Diagnostics, Inc.* 17 102
Laird Superfood, Inc.* 37 101
Passage Bio, Inc.* 11 100
Fortress Biotech, Inc.* 28 96
Werewolf Therapeutics, Inc.* 153 92
Pyxis Oncology, Inc.* 62 91
ImageneBio, Inc.* 13 87
Tenaya Therapeutics, Inc.* 153 86
Zevia PBC — Class A* 61 82
Vor BioPharma, Inc.* 5 77
Kalaris Therapeutics, Inc.* 7 73
Retractable Technologies, Inc.* 103 69
Ginkgo Bioworks Holdings, Inc.* 10 68
AirSculpt Technologies, Inc.* 38 60

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
8 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Forte Biosciences, Inc.* 2 $ 60
Q32 Bio, Inc.* 13 59
Lucid Diagnostics, Inc.* 39 56
Cue Biopharma, Inc.* 183 51
Biodesix, Inc.* 3 46
Precision BioSciences, Inc.* 9 38
Lite Strategy, Inc.* 33 37
Korro Bio, Inc.* 3 36
Aligos Therapeutics, Inc.* 5 35
Curis, Inc.* 25 29
Tvardi Therapeutics, Inc.* 7 28
Bolt Biotherapeutics, Inc.* 6 27
Inotiv, Inc.* 99 27
BioAtla, Inc.* 92 23
Xilio Therapeutics, Inc.* 43 23
Vistagen Therapeutics, Inc.* 38 22
Avalo Therapeutics, Inc.* 1 18
AquaBounty Technologies, Inc.* 17 16
Quince Therapeutics, Inc.* 118 15
Endo Guc Trust*
,a
133,456 13
Finch Therapeutics Group, Inc.* 1 12
Hookipa Pharma, Inc.* 11 12
Aspira Women's Health, Inc.* 28 10
PAVmed, Inc.* 1 10
iBio, Inc.* 2 6
Sorrento Therapeutics, Inc.* 3,481 6
22nd Century Group, Inc.* 1 5
Adaptimmune Therapeutics plc ADR* 273 5
Carisma Therapeutics, Inc.* 59 3
SQZ Biotechnologies Co.* 135 3
KALA BIO, Inc.* 6 2
Ampio Pharmaceuticals, Inc.* 4 1
GT Biopharma, Inc.* 3 1
9 Meters Biopharma, Inc.* 67 —
Accelerate Diagnostics, Inc.*
,a
19 —
Acutus Medical, Inc.* 113 —
Affimed N.V.* 69 —
Applied Therapeutics, Inc.
a
105 —
Athersys, Inc.* 49 —
Codiak Biosciences, Inc.*
,a
94 —
Contra Ligand Pharmace*
,a
134 —
Cue Health, Inc.* 85 —
Generation Bio Co.
a
52 —
Humanigen, Inc.*
,a
284 —
Infinity Pharmaceuticals, Inc.* 521 —
NanoString Technologies, Inc.*
,a
532 —
Oncternal Therapeutics, Inc.*
,a
13 —
Ontrak, Inc.* 1 —

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 9
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Rubius Therapeutics, Inc.*
,a
547 $ —
Syros Pharmaceuticals, Inc.* 34 —
Tattooed Chef, Inc.* 281 —
Telesis Bio, Inc.* 3 —
Trevena, Inc.* 1 —
ViewRay, Inc.* 837 —
Vincerx Pharma, Inc.* 4 —
Total Consumer, Non-cyclical 2,639,894
Technology - 0.3%
Qorvo, Inc.* 5,008 415,163
Zebra Technologies Corp. — Class A* 1,317 294,955
Skyworks Solutions, Inc. 4,710 280,622
IPG Photonics Corp.* 2,116 278,402
Paycom Software, Inc. 1,974 248,388
Synaptics, Inc.* 463 37,716
Diodes, Inc.* 510 34,797
DigitalOcean Holdings, Inc.* 593 33,244
Power Integrations, Inc. 691 33,113
Workiva, Inc.* 501 30,852
ASGN, Inc.* 596 25,568
Ambarella, Inc.* 412 24,860
BlackLine, Inc.* 633 22,313
LiveRamp Holdings, Inc.* 775 21,057
MaxLinear, Inc.* 829 14,449
Appian Corp. — Class A* 461 12,295
Porch Group, Inc.* 894 7,340
Phreesia, Inc.* 584 7,201
PagerDuty, Inc.* 967 6,827
Asana, Inc. — Class A* 853 6,056
Digital Turbine, Inc.* 1,060 4,304
Rapid7, Inc.* 659 4,099
Bandwidth, Inc. — Class A* 275 4,075
Mitek Systems, Inc.* 255 3,718
Cerence, Inc.* 454 3,591
Grid Dynamics Holdings, Inc.* 530 3,577
Sprout Social, Inc. — Class A* 530 3,418
8x8, Inc.* 1,327 2,840
3D Systems Corp.* 1,453 2,804
CEVA, Inc.* 132 2,753
Ouster, Inc.* 112 2,122
Commerce.com, Inc.* 567 1,576
Clearwater Analytics Holdings, Inc. — Class A* 58 1,357
ON24, Inc.* 161 1,290
Domo, Inc. — Class B* 330 1,185
Vuzix Corp.* 349 1,009
Health Catalyst, Inc.* 609 987
Telos Corp.* 238 957

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
10 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Technology - 0.3% (continued)
Unisys Corp.* 384 $ 933
Corsair Gaming, Inc.* 163 895
Rackspace Technology, Inc.* 324 632
Atomera, Inc.* 120 605
Veritone, Inc.* 169 477
CS Disco, Inc.* 84 273
TTEC Holdings, Inc.* 108 270
Forian, Inc.* 112 235
Upland Software, Inc.* 172 152
LivePerson, Inc.* 51 146
Teads Holding Co.* 127 109
Smith Micro Software, Inc.* 34 19
Meta Materials, Inc.* 12 —
Total Technology 1,885,626
Communications - 0.3%
LuxCo 3 SARL* 32,870 603,898
Etsy, Inc.* 4,899 268,857
Walt Disney Company 1,941 205,824
Match Group, Inc. 5,697 180,025
Charter Communications, Inc. — Class A* 457 107,226
Upwork, Inc.* 1,378 18,493
Ziff Davis, Inc.* 508 13,757
Revolve Group, Inc.* 420 10,567
Clear Channel Outdoor Holdings, Inc.* 4,259 10,222
Liberty Latin America Ltd. — Class C* 906 7,194
Shutterstock, Inc. 274 4,603
iHeartMedia, Inc. — Class A* 1,313 4,293
Stitch Fix, Inc. — Class A* 949 3,160
Bed Bath & Beyond, Inc.* 504 2,686
Anterix, Inc.* 68 2,510
Eventbrite, Inc. — Class A* 448 1,980
Liberty Latin America Ltd. — Class A* 237 1,858
Open Lending Corp.* 1,223 1,627
Ooma, Inc.* 130 1,607
OptimizeRx Corp.* 205 1,554
Boston Omaha Corp. — Class A* 118 1,457
EW Scripps Co. — Class A* 335 1,390
Lands' End, Inc.* 85 1,366
Entravision Communications Corp. — Class A 358 1,110
1-800-Flowers.com, Inc. — Class A* 317 1,103
TechTarget, Inc.* 305 1,070
Tucows, Inc. — Class A* 58 1,053
Ribbon Communications, Inc.* 419 934
Inseego Corp.* 49 605
CuriosityStream, Inc. 155 524
1stdibs.com, Inc.* 106 510
Cardlytics, Inc.* 382 330

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 11
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Communications - 0.3% (continued)
VirnetX Holding Corp.* 18 $ 293
Advantage Solutions, Inc.* 455 238
Thryv Holdings, Inc.* 90 209
CarParts.com, Inc.* 291 207
Fluent, Inc.* 43 141
comScore, Inc.* 20 136
National CineMedia, Inc. 35 125
Cambium Networks Corp.* 63 71
aka Brands Holding Corp.* 4 40
Solo Brands, Inc. — Class A* 1 7
Society Pass, Inc.* 2 1
Audacy, Inc.*
,a
23 —
HyreCar, Inc.* 104 —
Total Communications 1,464,861
Industrial - 0.2%
Generac Holdings, Inc.* 2,048 461,558
Mohawk Industries, Inc.* 2,047 256,428
Ball Corp. 2,988 200,584
Stanley Black & Decker, Inc. 1,746 151,011
Exponent, Inc. 606 44,105
Helios Technologies, Inc. 378 26,959
Montrose Environmental Group, Inc.* 305 8,912
Astec Industries, Inc. 133 8,258
Aebi Schmidt Holding AG 422 6,085
CryoPort, Inc.* 476 4,008
Smith & Wesson Brands, Inc. 285 3,391
Columbus McKinnon Corp. 163 3,094
Manitowoc Company, Inc.* 204 3,009
Mesa Laboratories, Inc. 29 2,800
Ranpak Holdings Corp.* 447 2,289
Luxfer Holdings plc 164 2,111
GrafTech International Ltd.* 234 1,626
Latham Group, Inc.* 240 1,610
Pure Cycle Corp.* 114 1,205
Turtle Beach Corp.* 90 1,129
Outdoor Holding Co.* 515 1,097
Kopin Corp.* 462 1,021
Aspen Aerogels, Inc.* 263 820
Comtech Telecommunications Corp.* 152 763
GoPro, Inc. — Class A* 755 731
Standard BioTools, Inc.* 454 513
Identiv, Inc.* 127 400
Caesarstone Ltd.* 134 184
INNOVATE Corp.* 29 154
Hydrofarm Holdings Group, Inc.* 46 62
Yellow Corp.* 300 15
Akoustis Technologies, Inc.*
,a
287 —

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
12 |
a
a Shares Value
COMMON STOCKS - 3.1% (continued)
Industrial - 0.2% (continued)
Ideanomics, Inc.*
,a
22 $ —
Total Industrial 1,195,932
Basic Materials - 0.0%
Quaker Chemical Corp. 157 23,084
Tronox Holdings plc 1,344 10,053
Compass Minerals International, Inc.* 200 5,040
Mativ Holdings, Inc. 135 1,464
Codexis, Inc.* 706 713
Unifi, Inc.* 81 318
Magnera Corp.* 20 259
Total Basic Materials 40,931
Utilities - 0.0%
Ameresco, Inc. — Class A* 362 11,027
Middlesex Water Co. 101 5,454
Global Water Resources, Inc. 75 687
Total Utilities 17,168
Energy - 0.0%
Gevo, Inc.* 1,167 2,124
DMC Global, Inc.* 111 654
Spruce Power Holding Corp.* 78 314
Aemetis, Inc.* 161 229
Beam Global* 52 85
Sunnova Energy International, Inc.*
,a
1,009 —
SunPower Corp.*
,a
937 —
Total Energy 3,406
Pharmaceuticals - 0.0%
Cyteir Therapeutics, Inc.*
,a
99 —
Total Common Stocks
(Cost $36,032,722) 17,415,146
PREFERRED STOCKS - 6.2%
Financial - 5.5%
Citigroup, Inc.
4.15% 5,000,000 4,987,437
6.88% 600,000 615,192
Goldman Sachs Group, Inc.
3.80% 5,000,000 4,981,308
Bank of New York Mellon Corp.
3.75%
c
5,000,000 4,925,222
Wells Fargo & Co.
4.38% 139,386 2,535,431
4.75% 61,250 1,217,038
3.90% 400,000 399,592
Bank of America Corp.
4.38% 131,500 2,419,600
4.38% 1,159,000 1,151,484

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 13
a
a Shares Value
PREFERRED STOCKS - 6.2% (continued)
Financial - 5.5% (continued)
Selective Insurance Group, Inc.
4.60% 85,536 $ 1,444,703
JPMorgan Chase & Co.
6.50% 1,350,000 1,414,103
Public Storage
4.10% 58,000 952,940
Lincoln National Corp.
9.25% 750,000 800,239
Jackson Financial, Inc.
8.00% 26,000 672,100
American National Group, Inc.
7.38% 25,000 623,000
RenaissanceRe Holdings Ltd.
4.20% 38,000 606,480
State Street Corp.
6.45% 400,000 417,754
Keenova* 582 52,555
Par Health* 582 4,838
First Republic Bank
4.50% 200,000 40
Total Financial 30,221,056
Government - 0.5%
CoBank ACB
4.25%
c
3,000,000 2,959,567
Energy - 0.1%
Venture Global LNG, Inc.
9.00%
d
550,000 481,017
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85 16,750 424,780
Total Preferred Stocks
(Cost $42,413,557) 34,086,420
WARRANTS - 0.0%
Bed Bath & Beyond, Inc.* 50 39
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*
,a,b
82,425 8
Total Warrants
(Cost $—) 47
RIGHTS - 0.0%
Basic Materials - 0.0%
Asphalt Intermediate Holdco LLC
a
1,071 5
Consumer, Non-cyclical - 0.0%
AbbVie, Inc.-CVR
a
2 —
Avrobio, Inc.
a
18 —

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
14 |
a
a Shares Value
RIGHTS - 0.0% (continued)
Consumer, Non-cyclical - 0.0% (continued)
Bausch Health Companies Inc.-CVR
a
134 $ —
Carlyle Finance LLC
a
20 —
Cartesian Therapeutics, Inc.*
,a
542 —
Concentra Biosciences LLC*
,a
399 —
Contra Atreca, Inc.
a
154 —
Contra Sesen Bio
a
1,182 —
Eli Lilly & Co.-CVR
a
6 —
Epizyme, Inc.-CVR
a
793 —
Frequency Therapeutics, Inc.
a
191 —
Homology Medicines, Inc.*
,a
249 —
Ikena Oncology, Inc.*
,a
161 —
Magenta Therapeutics, Inc.
a
178 —
Neoleukin Therapeutics, Inc.*
,a
41 —
Spyre Therapeutics, Inc.
a
240 —
Surface Oncology, Inc.
a
208 —
XOMA Corp.*
,a
153 —
Total Consumer, Non-cyclical —
Financial - 0.0%
Curo Group Holdings Corp.
a
125 —
Gurnet Point Capital LLC
a
285 —
Total Financial —
Total Rights
(Cost $2,345) 5
EXCHANGE-TRADED FUNDS
e
- 1.0%
iShares Silver Trust* 63,500 5,396,865
Total Exchange-Traded Funds
(Cost $2,336,454) 5,396,865
CLOSED-END MUTUAL FUNDS
e
- 1.3%
BlackRock Credit Allocation Income Trust 290,333 3,080,433
Eaton Vance Limited Duration Income Fund 309,597 3,052,627
Blackstone Strategic Credit Fund 91,382 1,034,444
Total Closed-End Mutual Funds
(Cost $9,407,634) 7,167,504
MONEY MARKET FUNDS
e
- 2.2%
Dreyfus Treasury Securities Cash Management Fund —
Institutional Shares, 3.54%
f
11,866,859 11,866,859
Dreyfus Treasury Obligations Cash Management Fund —
Institutional Shares, 3.56%
f
18,154 18,154
Total Money Market Funds
(Cost $11,885,013) 11,885,013

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9%
Financial - 15.2%
Insured Lending 1 Ltd.
6.50% due 02/04/32
a,d
EUR 4,800,000 $ 5,671,200
Global Atlantic Fin Co.
7.25% due 03/01/56
c,d,g
3,065,000 2,920,959
3.13% due 06/15/31
c,d
1,750,000 1,577,172
United Wholesale Mortgage LLC
5.50% due 04/15/29
c,d
4,300,000 4,217,152
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00% due 08/15/28
c,d
3,810,000 3,622,610
Liberty Mutual Group, Inc.
4.30% due 02/01/61
d
5,250,000 3,528,321
Kennedy-Wilson, Inc.
5.00% due 03/01/31
c
3,500,000 3,392,796
FS KKR Capital Corp.
3.25% due 07/15/27
c
3,300,000 3,168,381
OneMain Finance Corp.
4.00% due 09/15/30
c
3,300,000 3,046,479
GLP Capital LP / GLP Financing II, Inc.
3.25% due 01/15/32
c
3,250,000 2,964,199
Encore Capital Group, Inc.
8.50% due 05/15/30
c,d
1,950,000 2,086,098
9.25% due 04/01/29
d
750,000 784,983
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31
c,d
2,700,000 2,809,056
Accident Fund Insurance Co. of America
8.50% due 08/01/32
c,d
2,550,000 2,624,338
Corebridge Financial, Inc.
6.88% due 12/15/52
g
1,950,000 1,992,469
Hunt Companies, Inc.
5.25% due 04/15/29
c,d
1,850,000 1,764,552
Sherwood Financing plc
7.60% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%)
due 12/15/29
◊
EUR 1,500,000 1,757,202
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer,
Inc.
4.00% due 10/15/33
c,d
1,800,000 1,656,465
Atlantic Marine Corps. Communities LLC
5.38% due 02/15/48 1,946,761 1,642,825
AmFam Holdings, Inc.
3.83% due 03/11/51
c,d
2,300,000 1,620,692
Alliant Holdings Intermediate LLC / Alliant Holdings
Company-Issuer
7.38% due 10/01/32
d
1,450,000 1,433,726
7.00% due 01/15/31
d
150,000 152,722
Prudential Financial, Inc.
5.13% due 03/01/52
c,g
1,550,000 1,523,188
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28
c,d
1,500,000 1,504,060

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Financial - 15.2% (continued)
Equitable Holdings, Inc.
6.70% due 03/28/55
g
1,400,000 $ 1,459,528
Allianz SE
6.55%
d,g,h
1,400,000 1,451,267
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
g
1,350,000 1,450,044
Galaxy Bidco Ltd.
8.13% due 12/19/29
d
GBP 1,000,000 1,415,362
Focus Financial Partners LLC
6.75% due 09/15/31
c,d
1,350,000 1,342,897
CrossCountry Intermediate HoldCo LLC
6.75% due 12/01/32
d
800,000 791,808
6.50% due 10/01/30
d
550,000 547,818
PennyMac Financial Services, Inc.
7.13% due 11/15/30
c,d
800,000 822,419
7.88% due 12/15/29
d
300,000 314,980
6.88% due 02/15/33
d
200,000 200,222
American National Group, Inc.
7.00% due 12/01/55
g
1,325,000 1,313,858
Kane Bidco Ltd.
7.75% due 07/15/31
d
GBP 850,000 1,165,384
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 07/15/32
◊
EUR 100,000 117,978
Ares Finance Co. IV LLC
3.65% due 02/01/52
c,d
1,650,000 1,121,908
Toronto-Dominion Bank
8.13% due 10/31/82
g
1,050,000 1,098,585
Jones Deslauriers Insurance Management, Inc.
7.25% due 10/01/33
d
CAD 1,000,000 718,220
8.50% due 03/15/30
d
350,000 363,142
Nationwide Financial Services, Inc.
6.75% due 05/15/37 1,065,000 1,076,177
KKR Group Finance Company X LLC
3.25% due 12/15/51
c,d
1,600,000 1,040,523
Belrose Funding Trust II
6.79% due 05/15/55
d
850,000 866,100
Ardonagh Finco Ltd.
6.88% due 02/15/31
d
EUR 700,000 836,812
Nassau Companies of New York
7.88% due 07/15/30
c,d
862,000 800,963
Bank of Nova Scotia
8.63% due 10/27/82
c,g
750,000 792,764
MetLife, Inc.
5.85% due 03/15/56
g
750,000 744,709
Enstar Group Ltd.
7.50% due 04/01/45
d,g
650,000 677,119

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Financial - 15.2% (continued)
Reinsurance Group of America, Inc.
6.38% due 09/15/56
g
400,000 $ 400,391
6.65% due 09/15/55
g
265,000 274,335
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.50% due 06/15/31
d
600,000 624,492
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49
d,g
600,000 606,157
Farmers Insurance Exchange
7.00% due 10/15/64
c,d,g
590,000 602,207
Ryan Specialty LLC
4.38% due 02/01/30
d
450,000 437,728
Fortitude Group Holdings LLC
6.25% due 04/01/30
d
350,000 363,530
USI, Inc.
7.50% due 01/15/32
d
350,000 358,226
Osaic Holdings, Inc.
6.75% due 08/01/32
d
250,000 252,280
Rfna, LP
7.88% due 02/15/30
d
200,000 199,101
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.88% due 03/01/31
d
100,000 93,982
Total Financial 84,204,661
Communications - 7.7%
Altice France S.A.
6.50% due 10/15/31
d
4,009,150 3,856,756
6.50% due 04/15/32
d
1,524,392 1,459,919
British Telecommunications plc
4.88% due 11/23/81
d,g
5,000,000 4,910,614
Vodafone Group plc
5.13% due 06/04/81
g
4,750,000 3,840,463
Ziggo Bond Company B.V.
5.13% due 02/28/30
c,d
4,361,000 3,783,933
McGraw-Hill Education, Inc.
5.75% due 08/01/28
c,d
1,800,000 1,797,164
8.00% due 08/01/29
d
1,700,000 1,687,681
Vmed O2 UK Financing I plc
4.25% due 01/31/31
c,d
3,250,000 2,865,429
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33
c,d
2,857,000 2,551,637
7.38% due 02/01/36
d
150,000 152,256
Zayo Group Holdings, Inc.
9.25% due 03/09/30
c,d,i
2,090,751 2,038,446
TELUS Corp.
7.00% due 10/15/55
g
1,200,000 1,266,306
6.38% due 06/09/56
g
365,000 370,390
6.63% due 06/09/56
g
365,000 367,951

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Communications - 7.7% (continued)
Bell Telephone Co. of Canada or Bell Canada
6.88% due 09/15/55
g
1,850,000 $ 1,931,526
AMC Networks, Inc.
10.50% due 07/15/32
d
1,375,000 1,408,536
10.25% due 01/15/29
d
350,000 375,376
Rogers Communications, Inc.
5.25% due 03/15/82
c,d,g
1,600,000 1,602,050
Cerved Group SpA
7.35% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%)
due 02/15/29
◊,d
EUR 1,400,000 1,421,149
Cogent Communications Group LLC / Cogent Finance, Inc.
7.00% due 06/15/27
c,d
1,350,000 1,326,263
CSC Holdings LLC
11.25% due 05/15/28
d
1,000,000 792,270
4.50% due 11/15/31
d
300,000 180,045
6.50% due 02/01/29
d
100,000 63,175
Ciena Corp.
4.00% due 01/31/30
c,d
850,000 821,000
Sunrise FinCo I B.V.
4.88% due 07/15/31
c,d
750,000 714,978
VZ Secured Financing B.V.
5.00% due 01/15/32
d
500,000 444,342
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29
d
325,000 318,887
Cox Communications, Inc.
2.95% due 10/01/50
d
245,000 138,891
5.80% due 12/15/53
d
125,000 109,112
Total Communications 42,596,545
Consumer, Cyclical - 7.4%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30
c,d
4,500,000 4,321,381
Penn Entertainment, Inc.
4.13% due 07/01/29
c,d
3,350,000 3,161,636
Station Casinos LLC
4.63% due 12/01/31
c,d
3,250,000 3,135,796
Suburban Propane Partners, LP/ Suburban Energy Finance
Corp.
5.00% due 06/01/31
c,d
2,200,000 2,118,737
6.50% due 12/15/35
d
95,000 94,034
Air Canada
4.63% due 08/15/29
d
CAD 2,750,000 2,028,254
Wabash National Corp.
4.50% due 10/15/28
c,d
1,750,000 1,612,046
Fertitta Entertainment LLC / Fertitta Entertainment Finance
Company, Inc.
4.63% due 01/15/29
c,d
1,650,000 1,604,411

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Consumer, Cyclical - 7.4% (continued)
Boyne USA, Inc.
4.75% due 05/15/29
c,d
1,600,000 $ 1,588,599
Crocs, Inc.
4.25% due 03/15/29
c,d
1,625,000 1,583,314
Intralot Capital Luxembourg S.A.
6.51% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%)
due 10/15/31
◊,d
EUR 900,000 1,042,216
6.75% due 10/15/31
d
EUR 450,000 523,520
Deuce Finco plc
7.00% due 11/20/31
d
GBP 1,100,000 1,509,685
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
d
1,600,000 1,449,986
Boots Group Finco LP
5.38% due 08/31/32
d
EUR 600,000 738,004
7.38% due 08/31/32
d
GBP 500,000 702,493
HNI Corp.
5.13% due 01/18/29
c,d
1,450,000 1,428,497
Essendi S.A.
5.63% due 05/15/32
d
EUR 650,000 792,968
6.38% due 10/15/29
d
EUR 200,000 247,213
5.73% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 05/15/32
◊,d
EUR 200,000 237,663
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29
c,d
1,200,000 1,246,506
AZ Battery Property LLC
6.73% due 02/20/46
a
980,000 996,885
Quicktop Holdco AB
6.54% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%)
due 03/21/30
◊,d
EUR 800,000 979,108
TVL Finance plc
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%)
due 06/30/30
◊
EUR 850,000 930,347
Lottomatica Group SpA
4.88% due 01/31/31
d
EUR 700,000 854,006
RB Global Holdings, Inc.
7.75% due 03/15/31
d
650,000 675,782
Versuni Group B.V.
3.13% due 06/15/28 EUR 550,000 639,970
JB Poindexter & Co., Inc.
8.75% due 12/15/31
d
590,000 610,862
Somnigroup International, Inc.
3.88% due 10/15/31
c,d
600,000 563,221
Beach Acquisition Bidco LLC
5.25% due 07/15/32
d
EUR 450,000 545,440
Park River Holdings, Inc.
8.00% due 03/15/31
d
500,000 503,206

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
20 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Consumer, Cyclical - 7.4% (continued)
Whirlpool Corp.
4.70% due 05/14/32 300,000 $ 273,077
4.50% due 06/01/46 100,000 73,382
4.60% due 05/15/50 100,000 73,228
QXO Building Products, Inc.
6.75% due 04/30/32
d
400,000 414,286
New Flyer Holdings, Inc.
9.25% due 07/01/30
d
325,000 350,812
Lindblad Expeditions LLC
7.00% due 09/15/30
d
300,000 314,711
Wolverine World Wide, Inc.
4.00% due 08/15/29
d
300,000 283,483
Motel One GmbH/Muenchen
7.75% due 04/02/31
d
EUR 200,000 254,464
Betclic Everest Group SAS
5.13% due 12/10/31
d
EUR 100,000 120,397
Total Consumer, Cyclical 40,623,626
Consumer, Non-cyclical - 7.0%
DaVita, Inc.
4.63% due 06/01/30
c,d
5,200,000 5,090,418
U.S. Foods, Inc.
4.63% due 06/01/30
c,d
4,250,000 4,207,759
BCP V Modular Services Finance II plc
4.75% due 11/30/28 EUR 3,000,000 3,432,874
Upbound Group, Inc.
6.38% due 02/15/29
c,d
3,412,000 3,377,666
ADT Security Corp.
4.88% due 07/15/32
c,d
3,300,000 3,201,256
Carriage Services, Inc.
4.25% due 05/15/29
c,d
3,150,000 3,033,082
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29
c,d
2,200,000 2,116,685
1261229 BC Ltd.
10.00% due 04/15/32
d
2,029,000 2,098,255
Reynolds American, Inc.
5.70% due 08/15/35
c
1,550,000 1,635,584
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux
Co. SARL
4.38% due 02/02/52
c
1,750,000 1,383,553
CPI CG, Inc.
10.00% due 07/15/29
c,d
1,256,000 1,326,922
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30
d
EUR 450,000 552,487
7.00% due 05/21/30
d
450,000 471,264
Neogen Food Safety Corp.
8.63% due 07/20/30
c,d
900,000 961,843

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 21
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Consumer, Non-cyclical - 7.0% (continued)
Bausch Health Companies, Inc.
4.88% due 06/01/28
d
977,000 $ 909,225
Verisure Holding AB
5.50% due 05/15/30
d
EUR 650,000 791,900
Nexture SpA
5.15% (3 Month EURIBOR + 3.13%, Rate Floor: 0.00%)
due 07/30/32
◊,d
EUR 520,000 615,240
CVS Health Corp.
7.00% due 03/10/55
g
550,000 578,506
Surgery Center Holdings, Inc.
7.25% due 04/15/32
d
566,000 565,313
Cidron Atrium SE
5.65% (3 Month EURIBOR + 3.63%, Rate Floor: 0.00%)
due 02/15/33
◊,d
EUR 225,000 266,048
5.63% due 02/15/33
d
EUR 225,000 265,273
Herc Holdings, Inc.
7.00% due 06/15/30
d
230,000 241,021
7.25% due 06/15/33
d
170,000 179,701
Sammontana Italia SpA
5.77% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%)
due 10/15/31
◊,d
EUR 350,000 412,993
Perrigo Finance Unlimited Co.
5.38% due 09/30/32 EUR 250,000 296,100
APi Group DE, Inc.
4.75% due 10/15/29
d
250,000 246,241
Williams Scotsman, Inc.
7.38% due 10/01/31
d
150,000 157,043
Darling Ingredients, Inc.
6.00% due 06/15/30
d
150,000 151,914
Grifols S.A.
3.88% due 10/15/28 EUR 100,000 117,353
HealthEquity, Inc.
4.50% due 10/01/29
d
75,000 73,051
Total Consumer, Non-cyclical 38,756,570
Industrial - 5.1%
Standard Industries, Inc.
4.38% due 07/15/30
c,d
2,400,000 2,315,376
3.38% due 01/15/31
c,d
1,000,000 923,227
TK Elevator US Newco, Inc.
5.25% due 07/15/27
c,d
2,630,000 2,628,932
Enviri Corp.
5.75% due 07/31/27
c,d
2,625,000 2,627,205
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
d
2,300,000 2,317,250
5.25% due 07/15/28
d
291,000 291,043
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30
d
2,600,000 2,436,462

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
22 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Industrial - 5.1% (continued)
Homestead Spe Issuer LLC
7.21% due 04/01/55
a
1,500,000 $ 1,571,291
GrafTech Finance, Inc.
4.63% due 12/23/29
d
3,200,000 1,552,000
Builders FirstSource, Inc.
6.38% due 06/15/32
c,d
1,500,000 1,541,236
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29
d
1,450,000 1,445,931
Clearwater Paper Corp.
4.75% due 08/15/28
c,d
1,609,000 1,439,524
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32
c,d
1,350,000 1,375,201
Calderys Financing LLC
11.25% due 06/01/28
c,d
1,250,000 1,298,331
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
d
700,000 716,625
9.25% due 04/15/30
d
350,000 344,860
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33
c,d
950,000 994,672
Biffa Group Holdings Ltd.
7.38% due 06/15/31
d
GBP 350,000 482,205
5.25% due 06/15/31
d
EUR 400,000 477,573
Quikrete Holdings, Inc.
6.75% due 03/01/33
c,d
700,000 727,619
Waste Pro USA, Inc.
7.00% due 02/01/33
d
300,000 312,224
Amsted Industries, Inc.
6.38% due 03/15/33
d
150,000 155,886
Total Industrial 27,974,673
Energy - 3.9%
Occidental Petroleum Corp.
7.95% due 06/15/39 3,190,000 3,853,233
ITT Holdings LLC
6.50% due 08/01/29
c,d
3,750,000 3,643,131
Venture Global LNG, Inc.
9.88% due 02/01/32
c,d
2,550,000 2,701,570
Valero Energy Corp.
4.00% due 06/01/52
c
3,350,000 2,534,926
NuStar Logistics, LP
6.38% due 10/01/30
c
1,898,000 1,998,294
Buckeye Partners, LP
5.85% due 11/15/43
c
1,650,000 1,554,606
CVR Energy, Inc.
5.75% due 02/15/28
c,d
1,510,000 1,507,288
ONEOK, Inc.
6.50% due 09/01/30
c,d
975,000 1,052,453

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 23
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Energy - 3.9% (continued)
Global Partners LP / GLP Finance Corp.
6.88% due 01/15/29 675,000 $ 681,638
7.13% due 07/01/33
d
150,000 155,199
BP Capital Markets plc
4.88%
g,h
420,000 418,607
6.13%
g,h
275,000 284,252
TransMontaigne Partners LLC
8.50% due 06/15/30
d
500,000 522,492
Targa Resources Corp.
6.05% due 05/15/56 275,000 274,416
Phillips 66 Co.
6.20% due 03/15/56
g
112,000 113,521
5.88% due 03/15/56
g
112,000 112,609
Total Energy 21,408,235
Technology - 2.4%
AP Grange Holdings LLC
6.50% due 03/20/45
a
3,768,444 3,952,194
5.00% due 03/20/45
a
400,000 416,000
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31
c
1,900,000 1,768,689
Cloud Software Group, Inc.
6.50% due 03/31/29
c,d
1,660,000 1,627,924
TeamSystem SpA
5.52% (3 Month EURIBOR + 3.50%, Rate Floor: 0.00%)
due 07/31/31
◊,d
EUR 1,300,000 1,449,537
Foundry JV Holdco LLC
6.20% due 01/25/37
c,d
1,350,000 1,445,703
Capstone Borrower, Inc.
8.00% due 06/15/30
c,d
1,000,000 869,543
Oracle Corp.
5.20% due 09/26/35
c
450,000 434,859
5.88% due 09/26/45 175,000 158,561
5.95% due 09/26/55 175,000 153,999
4.80% due 09/26/32 100,000 97,712
Dye & Durham Ltd.
8.63% due 04/15/29
d
880,000 733,404
Xerox Corp.
10.25% due 10/15/30
c,d
250,000 180,000
Total Technology 13,288,125
Basic Materials - 2.1%
Kaiser Aluminum Corp.
4.50% due 06/01/31
c,d
4,350,000 4,203,954
Ingevity Corp.
3.88% due 11/01/28
c,d
2,900,000 2,827,678
Compass Minerals International, Inc.
8.00% due 07/01/30
d
750,000 791,287
6.75% due 12/01/27
d
583,000 583,566

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
24 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 51.9% (continued)
Basic Materials - 2.1% (continued)
Anglo American Capital plc
5.63% due 04/01/30
c,d
1,050,000 $ 1,102,070
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28
d
EUR 550,000 681,318
Arsenal AIC Parent LLC
8.00% due 10/01/30
d
550,000 580,954
WR Grace Holdings LLC
7.00% due 08/01/33
d
500,000 509,075
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28
d
402,000 401,667
Total Basic Materials 11,681,569
Utilities - 1.0%
PacifiCorp
7.38% due 09/15/55
g
1,380,000 1,397,625
American Electric Power Co., Inc.
5.80% due 03/15/56
g
505,000 507,456
6.05% due 03/15/56
g
505,000 506,775
ContourGlobal Power Holdings SA
5.00% due 02/28/30
d
EUR 800,000 969,429
Eversource Energy
6.35% due 08/15/56
g
475,000 478,028
CMS Energy Corp.
6.50% due 06/01/55
g
450,000 470,287
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55
g
451,000 468,448
Sierra Pacific Power Co.
6.20% due 12/15/55
g
375,000 372,898
Terraform Global Operating, LP
6.13% due 03/01/26
d
314,000 314,000
Total Utilities 5,484,946
Transportation - 0.1%
Terminal Investment Ltd.
5.63% due 07/09/32
a
800,000 820,117
Total Corporate Bonds
(Cost $292,980,633) 286,839,067
SENIOR FLOATING RATE INTERESTS - 37.1%
Consumer, Cyclical - 10.2%
LaserAway Intermediate Holdings II LLC
9.85% (3 Month Term SOFR + 5.75%, Rate Floor:
0.75%) due 10/14/27
◊
5,520,000 5,471,700
Gibson Brands, Inc.
8.93% (3 Month Term SOFR + 5.00%, Rate Floor:
0.75%) due 08/11/28
◊
5,520,000 5,039,318
NFM & J LLC
9.52% (3 Month Term SOFR + 5.75%, Rate Floor:
1.00%) due 11/30/27
◊,a
3,608,941 3,563,147

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 25
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Consumer, Cyclical - 10.2% (continued)
Pacific Bells LLC
7.17% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
2,826,111 $ 2,829,644
MB2 Dental Solutions LLC
9.17% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,a
2,519,951 2,510,705
Breitling Financing SARL
6.02% (6 Month EURIBOR + 3.90%) due 10/25/28
◊
EUR 2,000,000 1,968,190
FR Refuel LLC
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
1,914,161 1,890,234
Applegreen Ltd.
6.53% (3 Month EURIBOR + 4.50%) due 01/23/32
◊
EUR 1,400,000 1,666,092
PetSmart LLC
7.68% (1 Month Term SOFR + 4.00%) due 08/09/32
◊
1,600,000 1,589,328
Recess Holdings, Inc.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
1,572,120 1,574,745
Casper Bidco Sasu
5.37% (3 Month EURIBOR + 3.25%) due 03/21/31
◊
EUR 1,300,000 1,532,325
QSRP Finco SARL
5.91% (6 Month EURIBOR + 3.75%) due 06/19/31
◊
EUR 1,300,000 1,478,352
Allwyn Entertainment Financing UK Plc
4.93% (1 Month EURIBOR + 3.00%) due 03/29/32
◊
EUR 1,250,000 1,476,018
Clarios Global, LP
6.42% (1 Month Term SOFR + 2.75%) due 01/28/32
◊
1,396,500 1,391,850
Evergreen Acqco 1, LP
6.70% (3 Month Term SOFR + 3.00%) due 09/13/32
◊
1,362,667 1,362,244
International Entertainment Jjco 3 Ltd.
8.23% (3 Month SONIA + 4.50%) due 04/19/32
◊
GBP 1,000,000 1,344,031
White Cap Supply Holdings LLC
due 02/05/33
j
700,000 691,691
6.92% (1 Month Term SOFR + 3.25%) due 10/19/29
◊
640,138 632,002
Scientific Games Holdings, LP
5.78% (3 Month EURIBOR + 3.75%) due 04/04/29
◊
EUR 1,120,000 1,300,599
Hunter Douglas, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 01/17/32
◊
1,287,000 1,285,662
Betclic Everest Group SAS
due 12/08/31
j
EUR 1,000,000 1,174,612
due 12/08/31
j
100,000 100,042
AI Aqua Merger Sub, Inc.
6.42% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 07/31/28
◊
1,234,430 1,227,702
Grant Thornton Advisors Holding LLC
5.18% (1 Month EURIBOR + 3.25%) due 09/11/32
◊
EUR 1,100,000 1,208,025
Motel One GmbH
5.64% (3 Month EURIBOR + 3.63%) due 06/04/32
◊
EUR 1,000,000 1,187,537

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
26 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Consumer, Cyclical - 10.2% (continued)
Tackle SARL
5.18% (1 Month EURIBOR + 3.25%) due 05/22/28
◊
EUR 980,874 $ 1,158,915
FCG Acquisitions, Inc.
6.92% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 03/31/28
◊
739,323 739,013
due 02/25/33
j
400,000 399,000
Shaw Development LLC
9.67% (3 Month Term SOFR + 6.00%) due 10/30/29
◊,a
1,185,271 1,120,092
Alterra Mountain Co.
6.17% (1 Month Term SOFR + 2.50%) due 05/31/30
◊
1,039,533 1,039,533
Dealer Tire Financial LLC
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 07/02/31
◊
987,506 985,038
Vista Management Holding, Inc.
due 04/01/31
j
900,000 900,567
SGH2 LLC
8.17% (3 Month Term SOFR + 4.50%) due 07/19/32
◊
897,750 897,750
TRQ Sales LLC
6.94% (3 Month Term SOFR + 3.25%) due 08/13/32
◊
850,000 835,125
Entain Holdings (Gibraltar) Ltd.
5.52% (3 Month EURIBOR + 3.50%) due 06/30/28
◊
EUR 604,743 718,555
Sun III Ltd.
7.12% (3 Month EURIBOR + 5.00%) due 12/01/32
◊
EUR 600,000 695,608
Sweetwater Borrower LLC
7.66% (1 Month Term SOFR + 4.00%) due 02/03/33
◊
600,000 600,750
Park River Holdings, Inc.
8.16% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/24/32
◊
451,000 448,384
Gulfside Supply, Inc.
(3 Month Term SOFR + 3.00%) due 06/17/31
◊,j
175,000 161,000
Asphalt Atd Holdco LLC
11.00% (3 Month Term SOFR + 7.00%) (in-kind rate
was 4.00%) due 02/28/30
◊,a,i
87,521 70,016
Total Consumer, Cyclical 56,265,141
Consumer, Non-cyclical - 8.3%
Blue Ribbon LLC
9.92% (3 Month Term SOFR + 6.00%, Rate Floor:
0.75%) due 05/08/28
◊
3,231,899 2,100,734
7.64% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) (in-kind rate was 4.00%) due 05/08/28
◊,i
1,282,034 1,256,393
ASP Dream Acquisition Company LLC
8.02% (1 Month Term SOFR + 4.25%, Rate Floor:
0.75%) due 12/15/28
◊
3,128,125 2,862,234
Florida Food Products LLC
8.76% (3 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 10/18/30
◊
2,436,562 1,766,507
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/18/30
◊
485,039 476,954

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 27
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Consumer, Non-cyclical - 8.3% (continued)
9.15% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊
461,992 $ 454,291
Women's Care Holdings, Inc.
8.27% (3 Month Term SOFR + 4.50%, Rate Floor:
1.75%) due 01/15/28
◊
2,872,180 2,685,489
Nidda Healthcare Holding GmbH
5.52% (3 Month EURIBOR + 3.50%) due 12/09/32
◊
EUR 1,800,000 2,131,485
Cordobes Holdco SL
5.74% (1 Month EURIBOR + 3.75%) due 02/02/29
◊
EUR 1,614,545 1,859,896
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.00%) due 06/29/27
◊
1,759,500 1,627,538
Pimente Investissement SAS
5.67% (3 Month EURIBOR + 3.65%) due 12/31/28
◊
EUR 1,350,000 1,601,501
Bowtie Germany Bidco GmbH
5.74% (3 Month EURIBOR + 4.00%) due 08/01/31
◊
EUR 1,300,000 1,521,865
Boluda Towage SL
5.43% (1 Month EURIBOR + 3.50%) due 01/31/30
◊
EUR 1,250,000 1,485,175
Celeste Bidco BV
5.53% (3 Month EURIBOR + 3.50%) due 07/20/29
◊
EUR 1,250,000 1,482,236
Inspired Finco Holdings Ltd.
4.93% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 1,201,982 1,418,011
Compleat Food Group Holdings Ltd.
9.35% (3 Month SONIA + 5.50%) due 01/25/28
◊
GBP 1,050,000 1,405,333
Curriculum Associates LLC
8.17% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 05/07/32
◊,a
1,400,000 1,393,671
Normec 1 BV
4.93% (1 Month EURIBOR + 3.00%) due 04/16/31
◊
EUR 1,150,000 1,359,581
Hanger, Inc.
7.17% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
1,231,002 1,233,562
5.66% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
93,865 94,061
Almaviva Development Sasu
6.27% (3 Month EURIBOR + 4.25%) due 04/08/31
◊
EUR 1,100,000 1,247,664
Cube Healthcare Europe Bidco SAS
5.48% (1 Month EURIBOR + 3.50%) due 10/24/29
◊
EUR 1,000,000 1,187,408
Ai Monet (Luxembourg) Parentco SARL
5.04% (3 Month EURIBOR + 3.00%) due 03/06/31
◊
EUR 1,000,000 1,184,879
Shilton Bidco Ltd.
5.77% (3 Month EURIBOR + 3.75%) due 01/14/30
◊
EUR 1,000,000 1,182,339
Artisan Newco BV
5.53% (3 Month EURIBOR + 3.50%) due 03/01/32
◊
EUR 989,866 1,165,878
Lernen US Finco LLC
7.32% (3 Month Term SOFR + 3.50%) due 10/27/31
◊
1,138,918 1,136,549
Chef's Warehouse Parent LLC
6.17% (1 Month Term SOFR + 2.50%, Rate Floor:
0.50%) due 08/23/29
◊
943,958 947,102

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
28 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Consumer, Non-cyclical - 8.3% (continued)
Thevelia US LLC
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 06/18/29
◊
891,800 $ 877,308
Merative, LP
8.17% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/30/32
◊,a
691,026 691,026
Outcomes Group Holdings, Inc.
6.67% (3 Month Term SOFR + 3.00%) due 05/06/31
◊
689,548 687,176
IVI America LLC
6.92% (3 Month Term SOFR + 3.25%) due 04/09/31
◊
641,891 645,422
Citrin Cooperman Advisors LLC
6.67% (3 Month Term SOFR + 3.00%) due 04/01/32
◊
668,347 638,271
Eagle Parent Corp.
7.92% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 04/02/29
◊
534,938 534,381
Ingenovis Health, Inc.
8.18% (3 Month Term SOFR + 4.25%, Rate Floor:
0.75%) due 03/06/28
◊
1,798,480 493,089
Financiere Mendel Sasu
6.39% (3 Month Term SOFR + 2.75%) due 11/08/30
◊
491,288 491,902
US Fertility Enterprises LLC
7.17% (3 Month Term SOFR + 3.50%) due 12/30/32
◊
434,211 434,645
Secretariat Advisors LLC
7.67% (3 Month Term SOFR + 4.00%) due 02/28/32
◊
442,890 433,664
Weight Watchers International Holdings Ltd.
10.49% (3 Month Term SOFR + 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
502,987 427,539
Congruex Group LLC
5.27% (1 Month Term SOFR + 1.50%, Rate Floor:
0.75%) (in-kind rate was 5.00%) due 05/03/29
◊,i
478,308 330,989
Midwest Physician Administrative Services
6.93% (3 Month Term SOFR + 3.00%, Rate Floor:
1.75%) due 03/12/28
◊
367,899 315,473
Grant Thornton Advisors Holding LLC
6.42% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
250,000 231,428
Amspec Parent LLC
7.17% (3 Month Term SOFR + 3.50%) due 12/22/31
◊
199,040 199,165
Balrog Acquisition, Inc.
7.79% (1 Month Term SOFR + 4.00%, Rate Floor:
1.50%) due 09/05/28
◊
230,329 152,784
Total Consumer, Non-cyclical 45,852,598
Industrial - 6.6%
Pelican Products, Inc.
8.18% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 12/29/28
◊
5,520,000 4,958,782
Merlin Buyer, Inc.
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 12/14/28
◊
3,176,250 3,191,147

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 29
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Industrial - 6.6% (continued)
Capstone Acquisition Holdings, Inc.
8.27% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 11/12/29
◊,a
2,542,407 $ 2,531,966
8.27% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 11/13/29
◊,a
224,847 223,923
Azuria Water Solutions, Inc.
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.75%) due 05/17/28
◊
1,337,835 1,325,714
due 01/31/33
j
840,000 827,929
Integrated Power Services Holdings, Inc.
8.54% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 11/22/28
◊,a
1,783,710 1,780,226
Cube Safety Bidco Ab
due 02/13/33
j
EUR 1,200,000 1,415,673
Rinchem Company LLC
8.27% (3 Month Term SOFR + 4.50%, Rate Floor:
0.50%) due 03/02/29
◊
3,088,000 1,397,320
Icebox Holdco III, Inc.
6.92% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 12/22/31
◊
1,391,459 1,393,393
Michael Baker International LLC
7.67% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
1,379,070 1,377,925
Engineered Machinery Holdings, Inc.
5.52% (3 Month EURIBOR + 3.50%) due 11/22/32
◊
EUR 1,000,000 1,181,205
6.92% (3 Month Term SOFR + 3.25%) due 11/26/32
◊
99,468 99,716
Drive Bidco BV
5.53% (3 Month EURIBOR + 3.50%) due 07/23/31
◊
EUR 1,000,000 1,185,434
TSG Solutions Holding Saca
5.28% (3 Month EURIBOR + 3.25%) due 05/04/32
◊
EUR 1,000,000 1,182,977
Finco Utilitas BV
5.07% (6 Month EURIBOR + 2.95%) due 09/27/30
◊
EUR 1,000,000 1,181,004
Indicor LLC
4.93% (1 Month EURIBOR + 3.00%) due 11/22/29
◊
EUR 992,481 1,177,987
Pregis Topco LLC
7.67% (1 Month Term SOFR + 4.00%) due 02/28/29
◊
1,175,492 1,177,150
Proampac PG Borrower LLC
7.66% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 09/15/28
◊
987,487 972,675
due 03/07/33
j
150,000 147,938
Engineering Research & Consulting LLC
8.67% (3 Month Term SOFR + 5.00%) due 08/29/31
◊
1,386,000 1,081,080
Cobham Ultra SeniorCo SARL
7.79% (6 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 08/03/29
◊
1,071,970 1,072,303
STS Operating, Inc.
7.77% (1 Month Term SOFR + 4.00%) due 03/25/31
◊
1,022,465 1,020,676

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
30 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Industrial - 6.6% (continued)
Graftech Finance, Inc.
9.67% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
1,011,373 $ 974,286
Protect Bidco GmbH
6.38% (3 Month EURIBOR + 4.25%) due 09/26/32
◊
EUR 800,000 948,158
Owens-Illinois Group, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 09/30/32
◊
800,000 800,000
Apple Bidco LLC
6.17% (1 Month Term SOFR + 2.50%) due 09/23/31
◊
776,234 776,234
Dxp Enterprises, Inc.
6.92% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 10/11/30
◊
636,954 639,820
Mannington Mills, Inc.
8.42% (3 Month Term SOFR + 4.75%) due 03/07/32
◊
513,181 508,049
Total Industrial 36,550,690
Technology - 5.2%
Visma AS
5.80% (6 Month EURIBOR + 3.70%) due 12/05/28
◊,a
EUR 2,500,000 2,924,212
Datix Bidco Ltd.
8.97% (6 Month SONIA + 5.00%) due 04/30/31
◊,a
GBP 1,304,000 1,757,010
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/25/31
◊,a
370,000 370,000
Precise Bidco BV
5.10% (3 Month EURIBOR + 3.00%) due 11/22/30
◊
EUR 1,670,000 1,846,333
Cegid Group Sasu
4.68% (1 Month EURIBOR + 2.75%) due 07/10/28
◊
EUR 1,450,000 1,617,237
Kerridge Commercial Systems Group Ltd.
8.47% (3 Month SONIA + 4.50%) due 11/21/32
◊,a
GBP 1,200,000 1,616,880
Zodiac Purchaser LLC
7.17% (1 Month Term SOFR + 3.50%) due 02/17/32
◊
1,586,015 1,423,449
Bock Capital
5.52% (3 Month EURIBOR + 3.50%) due 06/29/28
◊
EUR 1,200,000 1,383,064
Azurite Intermediate Holdings, Inc.
9.67% (1 Month Term SOFR + 6.00%, Rate Floor:
0.75%) due 03/19/31
◊,a
1,350,000 1,289,249
Kaseya, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 03/20/32
◊
1,389,500 1,253,524
Boxer Parent Co., Inc.
6.67% (3 Month Term SOFR + 3.00%) due 07/30/31
◊
1,339,875 1,230,246
Leia Finco US LLC
6.90% (3 Month Term SOFR + 3.25%) due 10/09/31
◊
1,290,250 1,222,512
Modena Buyer LLC
7.92% (3 Month Term SOFR + 4.25%) due 07/01/31
◊
1,382,500 1,214,125
DS Admiral Bidco LLC
7.92% (3 Month Term SOFR + 4.25%) due 06/26/31
◊
1,334,952 1,213,138

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 31
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Technology - 5.2% (continued)
Apttus Corp.
7.17% (3 Month Term SOFR + 3.50%, Rate Floor:
0.75%) due 05/08/28
◊,a
1,355,606 $ 1,206,489
Pushpay USA, Inc.
7.62% (6 Month Term SOFR + 3.75%) due 08/18/31
◊
1,138,514 1,115,744
Blue Finco SARL
5.52% (3 Month EURIBOR + 3.50%) due 09/30/29
◊
EUR 1,000,000 1,050,058
Dayforce, Inc.
6.66% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 10/07/32
◊
1,100,000 1,011,219
Ascend Learning LLC
6.67% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 12/11/28
◊
1,007,462 957,089
Polaris Newco LLC
8.73% (1 Month SONIA + 5.00%) due 07/31/30
◊
GBP 854,531 921,116
Xerox Corp.
7.70% (6 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 11/17/29
◊
865,200 616,455
Realpage, Inc.
6.93% (3 Month Term SOFR + 3.00%, Rate Floor:
1.50%) due 04/24/28
◊
523,633 482,617
Planview Parent, Inc.
7.17% (3 Month Term SOFR + 3.50%) due 12/17/27
◊
597,413 468,306
Capstone Borrower, Inc.
6.42% (3 Month Term SOFR + 2.75%) due 06/17/30
◊
350,000 310,041
Central Parent LLC
6.92% (3 Month Term SOFR + 3.25%) due 07/06/29
◊
216,433 135,271
Total Technology 28,635,384
Financial - 4.3%
Higginbotham Insurance Agency, Inc.
8.17% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,a
2,581,759 2,575,305
Cervantes Bidco SL
5.02% (3 Month EURIBOR + 3.00%) due 12/31/31
◊
EUR 1,000,000 1,181,500
5.02% (3 Month EURIBOR + 3.00%) due 12/31/31
◊,a
EUR 1,000,000 1,181,500
Nexus Buyer LLC
7.17% (1 Month Term SOFR + 3.50%) due 07/31/31
◊
1,435,527 1,343,567
9.42% (1 Month Term SOFR + 5.75%) due 01/14/32
◊
700,000 679,875
PHM Group Holding Oy
5.53% (3 Month EURIBOR + 3.50%) due 04/22/32
◊
EUR 1,300,000 1,541,710
Hig Fin 2 Ltd.
5.19% (1 Month EURIBOR + 3.25%) due 02/15/31
◊
EUR 1,250,000 1,443,409
Kroll LLC
6.67% (3 Month Term SOFR + 3.00%) (in-kind rate was
2.75%) due 09/13/32
◊,a,i
1,411,764 1,406,612
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
0.50%) due 09/13/32
◊,a
12,500 12,500

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
32 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Financial - 4.3% (continued)
Saphilux SARL
due 07/27/28
j
1,400,000 $ 1,396,066
Cliffwater LLC
8.42% (1 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 04/22/32
◊,a
1,359,725 1,355,718
Blackhawk Network Holdings, Inc.
7.17% (1 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 03/12/29
◊,a
1,329,818 1,328,820
Aretec Group, Inc.
6.67% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
1,378,596 1,328,815
Eisner Advisory Group
7.67% (1 Month Term SOFR + 4.00%, Rate Floor:
0.50%) due 02/28/31
◊
1,256,024 1,216,246
Orion Us Finco, Inc.
7.15% (3 Month Term SOFR + 3.50%) due 10/10/32
◊
1,100,000 1,079,034
Orion Advisor Solutions, Inc.
6.42% (3 Month Term SOFR + 2.75%) due 09/24/30
◊
987,538 948,036
Asurion LLC
7.92% (1 Month Term SOFR + 4.25%) due 09/19/30
◊
888,750 886,084
8.02% (1 Month Term SOFR + 4.25%) due 08/19/28
◊
11,679 11,668
Corelogic, Inc.
7.29% (1 Month Term SOFR + 3.50%, Rate Floor:
1.50%) due 06/02/28
◊
880,290 834,075
CFC US 2025 LLC
7.16% (3 Month Term SOFR + 3.50%) due 05/29/32
◊
850,000 808,562
Ardonagh Midco 3 Ltd.
6.37% (3 Month Term SOFR + 2.75%) due 02/15/31
◊,a
595,511 582,112
Tegra118 Wealth Solutions, Inc.
7.67% (3 Month Term SOFR + 4.00%) due 01/14/33
◊,a
450,000 437,625
Total Financial 23,578,839
Communications - 1.4%
Salsa Bidco GmbH
5.87% (6 Month EURIBOR + 3.75%) due 11/18/32
◊,a
EUR 1,600,000 1,867,500
Total Webhosting Solutions BV
5.93% (1 Month EURIBOR + 4.00%) due 11/06/31
◊
EUR 1,500,000 1,569,912
Zephyr Bidco Ltd.
8.48% (1 Month SONIA + 4.75%) due 07/20/28
◊
GBP 1,100,000 1,379,784
Speedster Bidco GmbH
5.37% (3 Month EURIBOR + 3.25%) due 12/10/31
◊
EUR 1,000,000 1,082,183
Tripadvisor, Inc.
6.42% (1 Month Term SOFR + 2.75%) due 07/08/31
◊
1,005,000 908,691
Cengage Learning, Inc.
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
1.00%) due 03/24/31
◊
586,664 571,129
Level 3 Financing, Inc.
6.92% (1 Month Term SOFR + 3.25%) due 03/29/32
◊
380,000 380,570
Total Communications 7,759,769

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 33
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 37.1% (continued)
Basic Materials - 0.7%
Nic Acquisition Corp.
7.68% (3 Month Term SOFR + 3.75%, Rate Floor:
1.75%) due 12/29/27
◊
3,058,042 $ 2,510,866
WR Grace Holdings LLC
6.67% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 08/11/32
◊
847,875 846,459
Discovery Purchaser Corp.
7.42% (3 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 10/04/29
◊
544,521 533,429
Arsenal AIC Parent LLC
6.42% (1 Month Term SOFR + 2.75%) due 08/19/30
◊
172,293 172,293
SCIL US Holdings LLC
7.79% (6 Month Term SOFR + 4.00%) due 10/09/32
◊
99,750 99,563
Total Basic Materials 4,162,610
Energy - 0.2%
Par Petroleum LLC
6.95% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/28/30
◊
572,857 572,978
Liquid Tech Solutions Holdings LLC
7.24% (3 Month Term SOFR + 3.50%) due 10/03/32
◊
498,916 497,045
Total Energy 1,070,023
Utilities - 0.1%
Grid Alliance Partners LLC
8.42% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 07/01/32
◊,a
856,442 852,228
Total Utilities 852,228
Consumer Discretionary - 0.1%
Vacation Rental Brands Holdings
8.92% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,a
235,521 233,298
8.89% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/01/32
◊
152,878 151,435
8.92% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/02/32
◊
92,933 92,056
Total Consumer Discretionary 476,789
Total Senior Floating Rate Interests
(Cost $211,810,745) 205,204,071
ASSET-BACKED SECURITIES - 22.2%
Collateralized Loan Obligations - 10.4%
HPC NAV I 2025
a
8,090,276 8,090,276
Madison Park Funding LIII Ltd.
2022-53A E, 9.67% (3 Month Term SOFR + 6.00%,
Rate Floor: 6.00%) due 04/21/35
◊,d
7,500,000 7,238,014
Fontainbleau Vegas
9.32% (1 Month Term SOFR + 5.65%, Rate Floor:
1.00%) due 01/31/28
◊,a
2,500,000 2,625,000

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
34 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 22.2% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Carly le Global Market Strategies
2022-1A E, 11.02% (3 Month Term SOFR + 7.35%, Rate
Floor: 7.35%) due 04/15/35
◊,d
2,250,000 $ 2,250,000
Golub Capital Partners CLO 69M
2023-69A DR, 6.71% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,d
2,200,000 2,171,889
Cerberus Loan Funding XLIV LLC
2023-5A C, 7.87% (3 Month Term SOFR + 4.20%, Rate
Floor: 4.20%) due 01/15/36
◊,d
2,050,000 2,058,336
Cerberus Loan Funding 52 LLC
2025-3A C, 5.87% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,d
2,000,000 1,993,537
Carlyle US CLO Ltd.
2019-4A DR, 10.27% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 04/15/35
◊,d
1,000,000 964,560
2025-4A SUB (WAC) due 10/25/37
◊,a,d
1,000,000 670,080
RR Ltd.
2025-39A SUB (WAC) due 04/15/38
◊,a,d
1,250,000 846,550
2025-41A SUB (WAC) due 10/15/40
◊,d
1,000,000 735,047
Owl Rock CLO I LLC
2019-1A C, 7.91% (3 Month Term SOFR + 4.25%, Rate
Floor: 4.25%) due 02/20/36
◊,d
1,550,000 1,553,082
FS Rialto Issuer LLC
2024-FL9 C, 6.31% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,d
1,550,000 1,547,991
Cerberus Loan Funding XLV LLC
2024-1A D, 8.67% (3 Month Term SOFR + 5.00%, Rate
Floor: 5.00%) due 04/15/36
◊,d
1,500,000 1,487,699
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.57% (3 Month Term SOFR + 3.90%, Rate
Floor: 3.90%) due 10/20/36
◊,d
1,500,000 1,485,913
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.05% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,d
1,350,000 1,328,630
Goldentree Loan Management US CLO 9 Ltd.
2021-9A DR, 7.02% (3 Month Term SOFR + 3.35%,
Rate Floor: 3.35%) due 04/20/37
◊,d
1,150,000 1,155,323
Jefferies Credit Partners Direct Lending CLO Ltd.
2025-1A D, 7.01% (3 Month Term SOFR + 3.25%, Rate
Floor: 3.25%) due 10/15/37
◊,d
1,050,000 1,022,570
Golub Capital Partners CLO 46M Ltd.
2019-46A CR, 6.72% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 04/20/37
◊,d
1,000,000 998,906
Cerberus Loan Funding XL LLC
2023-1A D, 10.07% (3 Month Term SOFR + 6.40%,
Rate Floor: 6.40%) due 03/22/35
◊,d
1,000,000 995,954

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 35
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 22.2% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Cerberus Loan Funding XLVI, LP
2024-2A D, 8.62% (3 Month Term SOFR + 4.95%, Rate
Floor: 4.95%) due 07/15/36
◊,d
1,000,000 $ 991,645
HPS Private Credit CLO LLC
2025-3A D, 7.67% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,d
1,000,000 990,876
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.27% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 07/27/37
◊,d
1,000,000 961,357
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB (WAC) due 10/24/38
◊,d
1,600,000 945,248
KREF Ltd.
2021-FL2 AS, 5.08% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,d
950,000 944,500
Owl Rock CLO XVI LLC
2024-16A C, 6.97% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,d
850,000 850,858
Golub Capital Partners CLO 83M
2025-83A D, 6.89% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,d
850,000 835,999
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.02% (3 Month Term SOFR + 4.35%, Rate
Floor: 4.35%) due 07/15/36
◊,d
800,000 797,663
Octagon 78 Ltd.
2025-3A SUB (WAC) due 10/20/38
◊,d
1,100,000 771,961
Wonder Lake Park CLO Ltd.
2025-1A SUB (WAC) due 07/24/38
◊,d
1,200,000 751,056
Voya CLO Ltd.
2022-1A SUB (WAC) due 04/20/35
◊,a,d,k
1,750,000 713,492
Ares LXXVII CLO Ltd.
2025-77A SUB (WAC) due 07/15/38
◊,d
1,000,000 708,230
Hamlin Park CLO Ltd.
2024-1A SUB (WAC) due 10/20/37
◊,a,d
1,000,000 611,240
Cerberus Loan Funding 53 LLC
2025-4A D, 6.88% (3 Month Term SOFR + 3.20%, Rate
Floor: 3.20%) due 01/15/38
◊,d
600,000 600,357
Symphony CLO 48 Ltd.
2025-48A SUB (WAC) due 04/20/38
◊,a,d
850,000 586,483
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.27% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,d
600,000 567,925
Brant Point CLO Ltd.
2025-7A SUB (WAC) due 07/25/38
◊,d
1,000,000 566,880
Madison Park Funding LVIII Ltd.
2024-58A D, 7.32% (3 Month Term SOFR + 3.65%,
Rate Floor: 3.65%) due 04/25/37
◊,d
550,000 546,928
Generate CLO 21 Ltd.
2025-21A SUB (WAC) due 07/25/38
◊,d
750,000 509,895

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
36 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 22.2% (continued)
Collateralized Loan Obligations - 10.4% (continued)
AGL CLO 17 Ltd.
2022-17A ER, 8.32% (3 Month Term SOFR + 4.65%,
Rate Floor: 4.65%) due 01/21/35
◊,d
500,000 $ 460,366
Regatta 34 Funding Ltd.
2025-3A SUB (WAC) due 07/20/38
◊,d
650,000 410,943
Regatta 33 Funding Ltd.
2025-2A SUB (WAC) due 07/25/38
◊,d
600,000 406,872
OCP CLO Ltd.
2024-38A SUB (WAC) due 01/21/38
◊,a,d
500,000 304,575
Bayard Park CLO Ltd.
2025-1A SUB (WAC) due 07/24/38
◊,d
500,000 285,725
Ballyrock CLO Ltd.
2019-1A DR, 10.68% (3 Month Term SOFR + 7.01%,
Rate Floor: 6.75%) due 07/15/32
◊,d
250,000 247,040
Total Collateralized Loan Obligations 57,587,471
Financial - 4.6%
Lightning A
5.50% due 03/01/37
a
8,500,000 8,196,253
Thunderbird A
5.50% due 03/01/37
a
8,500,000 8,196,253
Ceamer Finance LLC
6.92% due 11/15/37
a
1,926,809 1,996,581
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
a,d
1,400,000 1,431,999
LVNV Funding LLC
due 06/12/29
a,k
1,200,000 1,235,942
Metis Issuer, LLC
6.89% due 05/15/55
a
1,200,000 1,226,272
HV Structured Solutions IV
6.22% due 09/15/30
a
1,134,897 1,127,357
Lightning B
7.50% due 03/01/37
a
1,100,000 1,075,611
Thunderbird B
7.50% due 03/01/37
a
1,100,000 1,075,611
Total Financial 25,561,879
Infrastructure - 2.8%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51
d
7,700,000 7,620,986
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52
d
5,000,000 4,968,761
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
d
1,400,000 1,404,117
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53
d
1,000,000 1,013,896
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46
d
400,000 394,819
Total Infrastructure 15,402,579

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 37
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 22.2% (continued)
Transport-Aircraft - 1.9%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44
d,l
2,618,645 $ 2,594,890
2019-1, 5.19% due 12/15/44
d,l
750,994 740,281
JOL Air Ltd.
2019-1, 3.97% due 04/15/44
d
2,333,172 2,327,820
AASET Trust
2021-2A, 2.80% due 01/15/47
d
639,340 613,369
2021-2A, 3.54% due 01/15/47
d
449,530 430,804
2021-1A, 2.95% due 11/16/41
d
426,033 414,686
2020-1A, 3.35% due 01/16/40
d
236,849 235,240
Project Silver
2019-1, 3.97% due 07/15/44
d
1,275,986 1,269,364
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
d
713,853 718,091
Start Ltd.
2018-1, 5.32% due 05/15/43
d
383,690 383,988
2018-1, 4.09% due 05/15/43
d
322,114 322,255
Start II Ltd.
2019-1, 4.09% due 03/15/44
d
392,593 391,710
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43
d
128,347 127,706
2019-1A, 3.97% due 04/15/39
d
90,937 90,029
Total Transport-Aircraft 10,660,233
Insurance - 1.6%
Obra Longevity
8.48% due 06/30/39
a
5,500,000 5,937,170
Dogwood State Bank
6.45% due 06/24/32
a
2,532,352 2,560,554
CHEST
7.13% due 03/23/43
a
425,000 446,406
Total Insurance 8,944,130
Net Lease - 0.9%
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
d
992,500 992,951
2026-1A, 5.80% due 03/20/56
d
400,000 402,704
CARS-DB4 L.P.
2020-1A, 4.95% due 02/15/50
d
1,450,000 1,373,311
CARS-DB7 L.P.
2023-1A, 6.50% due 09/15/53
d
1,025,500 1,032,222
CARS-DB4, LP
2020-1A, 4.52% due 02/15/50
d
1,000,000 987,760
Total Net Lease 4,788,948
Total Asset-Backed Securities
(Cost $126,662,566) 122,945,240

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
38 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1%
Government Agency - 14.5%
Fannie Mae
5.00% due 04/01/56 38,766,253 $ 38,902,279
5.00% due 05/01/56 17,943,747 17,982,878
5.50% due 04/01/56 9,700,000 9,848,319
3.00% due 04/01/56 5,640,000 5,097,638
Freddie Mac
5.50% due 02/01/56 5,173,581 5,260,256
Ginnie Mae
5.00% due 04/20/56 2,800,000 2,805,672
Total Government Agency 79,897,042
Residential Mortgage-Backed Securities - 1.8%
Morgan Stanley Residential Mortgage Loan Trust
2026-NQM2, 1.91% (WAC) due 01/26/71
◊,d,m
15,113,000 683,897
2025-NQM10, 1.75% (WAC) due 11/25/70
◊,d,m
15,942,095 640,799
2026-NQM1, 1.83% (WAC) due 12/25/70
◊,d,m
14,582,097 614,586
2026-NQM2, 6.82% (WAC) due 01/26/71
◊,d
474,000 450,758
2026-NQM1, 6.79% (WAC) due 12/25/70
◊,d
441,820 417,924
2026-NQM2, 6.19% (WAC) due 01/26/71
◊,d
300,000 300,461
2026-NQM1, 6.18% (WAC) due 12/25/70
◊,d
260,000 259,037
2025-NQM10, 7.01% (WAC) due 11/25/70
◊,d
181,800 176,343
2025-NQM10, 0.33% (WAC) due 11/25/70
◊,d,m
15,942,095 163,767
2026-NQM2, 0.32% (WAC) due 01/26/71
◊,d,m
15,113,000 155,823
2026-NQM1, 0.32% (WAC) due 12/25/70
◊,d,m
14,582,097 146,206
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69
d,l
3,150,000 2,967,042
Carrington Mortgage Loan Trust Series
2006-NC5, 3.94% (1 Month Term SOFR + 0.26%, Rate
Floor: 0.15%) due 01/25/37
◊
1,164,588 1,069,872
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37
◊,d
700,000 682,481
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
d,l
572,603 581,129
LSTAR Securities Investment Ltd.
2024-1, 7.77% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,d
574,978 574,329
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53
◊,d
278,648 291,164
Total Residential Mortgage-Backed Securities 10,175,618
Commercial Mortgage-Backed Securities - 0.7%
BX Trust
2024-VLT4, 6.10% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,d
1,650,000 1,639,688
BXHPP Trust
2021-FILM, 4.87% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,d
1,700,000 1,479,000

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 39
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1% (continued)
Commercial Mortgage-Backed Securities - 0.7% (continued)
BX Commercial Mortgage Trust
2024-AIRC, 6.25% (1 Month Term SOFR + 2.59%, Rate
Floor: 2.59%) due 08/15/41
◊,d
433,626 $ 434,710
Total Commercial Mortgage-Backed Securities 3,553,398
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due 10/25/52
◊,d,m
11,642,128 657,097
Total Collateralized Mortgage Obligations
(Cost $94,018,366) 94,283,155
U.S. TREASURY BILLS - 2.6%
U.S. Treasury Bills
3.64% due 03/17/26
n
12,000,000 11,980,713
3.65% due 03/12/26
n
1,900,000 1,897,891
3.64% due 03/10/26
n
295,000 294,732
Total U.S. Treasury Bills
(Cost $14,173,336) 14,173,336
U.S. GOVERNMENT SECURITIES - 1.1%
U.S. Treasury Bonds
due 08/15/51
c,o,p
12,650,000 3,740,818
due 05/15/44
c,o,p
1,910,000 818,178
due 11/15/44
c,o,p
1,910,000 796,193
due 02/15/46
c,o,p
1,920,000 749,469
Total U.S. Government Securities
(Cost $8,664,560) 6,104,658
FOREIGN GOVERNMENT DEBT - 0.4%
Panama Government International Bond
4.50% due 01/19/63 1,700,000 1,315,970
Eagle Funding Luxco SARL
5.50% due 08/17/30
d
700,000 712,173
Total Foreign Government Debt
(Cost $2,388,187) 2,028,143
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0.0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $5,967,037,500) 246 109,162
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $97.50 (Notional
Value $8,346,843,750) 345 56,063
Total Interest Rate Options
a
165,225

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
40 |
a
a
Contracts/
Notional Value Value
LISTED OPTIONS PURCHASED - 0.0% (continued)
Put Options on :
Equity Options
iShares Silver ETF Trust Expiring March 2026 with strike
price of $70.00 (Notional Value $5,396,865) 635 $ 84,455
Total Equity Options
a
84,455
Total Listed Options Purchased
(Cost $626,505) 249,680
OTC INTEREST RATE SWAPTIONS PURCHASED - 0.0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 3.35% 3,502,000 48,971
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.35% 3,501,000 48,958
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.35% 3,501,000 48,958
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
3.35% 3,501,000 48,958
Total OTC Interest Rate Swaptions Purchased
(Cost $137,179) 195,845
OTC OPTIONS PURCHASED - 0.0%
Put Options on :
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY
Expiring May 2026 with strike price of $123.50 446,000 539
Goldman Sachs International Foreign Exchange USD/JPY
Expiring April 2026 with strike price of $140.00 2,486,000 265
JPMorgan Chase Bank, N.A. Foreign Exchange USD/JPY
Expiring May 2026 with strike price of $123.50 105,000 127
Bank of America, N.A. Foreign Exchange USD/JPY Expiring
April 2026 with strike price of $140.00 244,000 26
Total OTC Options Purchased
(Cost $128,518) 957
Total Investments - 146.2%
(Cost $853,668,320) $ 807,975,152
LISTED OPTIONS WRITTEN - (0.2)%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $98.00 (Notional
Value $8,346,843,750) 345 (32,344)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 41
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - (0.2)% (continued)
Call Options on: (continued)
Interest Rate Options (continued)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $5,967,037,500) 246 $ (61,500)
Total Interest Rate Options
a
(93,844)
Equity Options
S&P 500 Index Expiring March 2026 with strike price of
$6,950.00 (Notional Value $481,521,600) 7 (26,075)
S&P 500 Index Expiring March 2026 with strike price of
$6,900.00 (Notional Value $481,521,600) 7 (34,055)
S&P 500 Index Expiring March 2026 with strike price of
$6,845.00 (Notional Value $481,521,600) 7 (34,615)
S&P 500 Index Expiring March 2026 with strike price of
$6,870.00 (Notional Value $481,521,600) 7 (35,175)
S&P 500 Index Expiring March 2026 with strike price of
$6,850.00 (Notional Value $481,521,600) 7 (38,815)
S&P 500 Index Expiring March 2026 with strike price of
$6,890.00 (Notional Value $481,521,600) 7 (45,360)
S&P 500 Index Expiring March 2026 with strike price of
$6,905.00 (Notional Value $481,521,600) 7 (45,745)
S&P 500 Index Expiring March 2026 with strike price of
$6,845.00 (Notional Value $481,521,600) 7 (52,080)
S&P 500 Index Expiring March 2026 with strike price of
$6,830.00 (Notional Value $481,521,600) 7 (70,245)
S&P 500 Index Expiring March 2026 with strike price of
$6,850.00 (Notional Value $481,521,600) 7 (74,410)
iShares Silver Trust Expiring March 2026 with strike price of
$90.00 (Notional Value $5,396,865) 635 (301,625)
Total Equity Options
a
(758,200)
Total Listed Options Written
(Premium received $905,429) (852,044)
OTC OPTIONS WRITTEN - (0.0)%
Call Options on :
Equity Options
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring March 2026 with strike price of
$81.00 (Notional Value $6,274,608) 77,733 (1,484)
Goldman Sachs & Co. LLC iShares iBoxx $ High Yield
Corporate Bond ETF Expiring March 2026 with strike
price of $81.00 (Notional Value $6,262,177) 77,579 (6,024)
Goldman Sachs & Co. LLC iShares iBoxx $ High Yield
Corporate Bond ETF Expiring March 2026 with strike
price of $81.00 (Notional Value $6,256,042) 77,503 (7,544)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
42 |
a
a
Contracts/
Notional Value Value
OTC OPTIONS WRITTEN - (0.0)% (continued)
Call Options on: (continued)
Equity Options (continued)
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring March 2026 with strike price of
$80.50 (Notional Value $6,775,395) 83,937 $ (41,403)
Total OTC Options Written
(Premium received $58,968) (56,455)
OTC INTEREST RATE SWAPTIONS WRITTEN - (0.0)%
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 1-Year/2-Year Interest Rate Swap
Expiring August 2026 with exercise rate of 2.71% 2,634,375 (5,332)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.71% 2,634,375 (5,332)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.64% 3,688,125 (6,262)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest
Rate Swap Expiring August 2026 with exercise rate of
2.64% 3,688,125 (6,263)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 2.69% 4,215,000 (7,907)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate
Swap Expiring August 2026 with exercise rate of 2.69% 4,215,000 (7,907)
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 2.85% 3,501,000 (17,415)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 2.85% 3,501,000 (17,415)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
2.85% 3,501,000 (17,415)
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 2.85% 3,502,000 (17,420)
Total Interest Rate Swaptions
a
(108,668)
Put Swaptions on :
Interest Rate Swaptions
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.71% 2,634,375 (1,279)
Barclays Bank plc 1-Year/2-Year Interest Rate Swap
Expiring August 2026 with exercise rate of 3.71% 2,634,375 (1,280)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.69% 4,215,000 (2,139)
The Toronto-Dominion Bank 1-Year/2-Year Interest Rate
Swap Expiring August 2026 with exercise rate of 3.69% 4,215,000 (2,139)
BNP Paribas 1-Year/2-Year Interest Rate Swap Expiring
August 2026 with exercise rate of 3.64% 3,688,125 (2,250)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 43
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS WRITTEN - (0.0)% (continued)
Put Swaptions on: (continued)
Interest Rate Swaptions (continued)
Morgan Stanley Capital Services LLC 1-Year/2-Year Interest
Rate Swap Expiring August 2026 with exercise rate of
3.64% 3,688,125 $ (2,250)
Total Interest Rate Swaptions
a
(11,337)
Total OTC Interest Rate Swaptions Written
(Premium received $177,241) (120,005)
Other Assets & Liabilities, net - (46.0)% (254,279,479)
Total Net Assets - 100.0% $ 552,667,169
* Non-income producing security.
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
◊ Variable rate security. Rate indicated is the rate effective at February 28, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
a Value determined based on Level 3 inputs — See Note 3 .
b Special Purpose Acquisition Company (SPAC).
c All or a portion of these securities have been physically segregated in connection with the borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of
February 28, 2026, the total value of securities segregated was $232,231,195.
d Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $308,542,904 (cost $317,645,000), or 55.8% of total net assets.
e A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
f Rate indicated is the 7-day yield as of February 28, 2026.
g Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
h Perpetual maturity.
i Payment-in-kind security.
j Security is unsettled at period end and may not have a stated effective rate.
k Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
l Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2026. See table below for additional step information for each security.
m Security is an interest-only strip.
n Rate indicated is the effective yield at the time of purchase.
o Zero coupon rate security.
p Security is a principal-only strip.
ADR — American Depositary Receipt

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
44 |
CAD — Canadian Dollar
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
Commodity Futures Contracts Purchased
Gold 100 oz. Futures Contracts 7 Apr 2026 $ 3,487,488 $ 186,042
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts 69 Dec 2027 16,737,181 2,219
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures
Contracts 217 Mar 2026 75,569,019 (823,370)
Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts 69 Dec 2026 16,720,499 (2,513)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 45
Guggenheim Active Allocation Fund
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30 $ 33,000,000 $ (705,165) $ (727,123) $ 21,958
J.P. Morgan
Securities
LLC ICE
CDX.
NA.HY.45.
V1 5.00% Quarterly 12/20/30 5,544,000 (428,980) (396,391) (32,589)
$ (1,134,145) $ (1,123,514) $ (10,631)
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
a
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(25-35%) 5.00%
Quarterly
12/20/29 $ 1,935,000 $ (292,079) $ (223,816) $ (68,263)
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(15-25%) 5.00%
Quarterly
12/20/29 1,935,000 (173,624) (93,681) (79,943)
$ (465,703) $ (317,497) $ (148,206)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
46 |
Guggenheim Active Allocation Fund
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate
Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
a
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 $ 14,230,000 $ 152,222 $ (10,505) $ 162,727
J.P. Morgan
Securities
LLC CME Receive
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 6,950,000 (220,389) 242 (220,631)
J.P. Morgan
Securities
LLC CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 53,800,000 (833,135) 135 (833,270)
$ (901,302) $ (10,128) $ (891,174)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 47
Guggenheim Active Allocation Fund
Total Return Swap Agreements
Counterparty Index Type
b
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
a
OTC Equity Index Swap Agreements
Goldman Sachs
International
SPDR S&P 500
ETF Trust Pay
4.25% (Federal
Funds Rate +
0.61%) At Maturity 06/16/26 31,900 $ 18,954,980 $ 1,576,605
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 04/05/29 500,000 500,001 1
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 12/15/28 500,000 499,981 (19)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 03/02/29 500,000 499,968 (32)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 10/12/28 500,000 499,961 (39)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 09/13/28 500,000 499,924 (76)
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
c
3.68% (SOFR) At Maturity 11/14/28 500,000 499,918 (82)
$ 21,954,733 $ 1,576,358
OTC Interest Rate Swap Agreements
Goldman Sachs
International
Goldman Sachs
Swaption
Forward
Volatility Index Pay
2.64% (Federal
Funds Rate
- 1.00%) At Maturity 05/15/26 20,468 3,174,651 (367,980)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
48 |
Guggenheim Active Allocation Fund
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
a
Bank of America, N.A. GBP Sell 11,012,000 14,998,795 USD 03/16/26 $ 160,709
UBS AG EUR Sell 74,695,000 88,438,058 USD 03/16/26 100,131
The Toronto-Dominion Bank EUR Sell 2,900,000 3,454,349 USD 03/16/26 24,668
JPMorgan Chase Bank, N.A. CAD Sell 3,865,000 2,836,957 USD 03/16/26 948
Barclays Bank plc EUR Sell 520,000 615,593 USD 03/16/26 616
The Toronto-Dominion Bank GBP Buy 77,000 104,393 USD 03/16/26 (639)
JPMorgan Chase Bank, N.A. EUR Buy 235,000 279,286 USD 03/16/26 (1,363)
Citibank, N.A. GBP Buy 500,000 682,186 USD 03/16/26 (8,462)
$ 276,608
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley
Capital Services LLC
9-Month/5-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% $ 3,502,000 $ 48,971
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 48,958
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 48,958
BNP Paribas 9-Month/5-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.35% 09/21/26 3.35% 3,501,000 48,958
$ 195,845

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 49
Guggenheim Active Allocation Fund
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.71% 08/19/26 2.71% $ 2,634,375 $ (5,332)
Barclays Bank plc
1-Year/2-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.71% 08/19/26 2.71% 2,634,375 (5,332)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.64% 08/13/26 2.64% 3,688,125 (6,262)
Morgan Stanley Capital
Services LLC 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.64% 08/13/26 2.64% 3,688,125 (6,263)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.69% 08/14/26 2.69% 4,215,000 (7,907)
The Toronto-Dominion
Bank 1-Year/2-Year
Interest Rate Swap Receive
12 Month Term
SOFR Annual 2.69% 08/14/26 2.69% 4,215,000 (7,907)
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 3,501,000 (17,415)
The Toronto-Dominion
Bank 9-Month/5-Year
Interest Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 3,501,000 (17,415)
BNP Paribas 9-Month/5-
Year Interest Rate
Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% 3,501,000 (17,415)

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
50 |
Guggenheim Active Allocation Fund
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley
Capital Services LLC
9-Month/5-Year Interest
Rate Swap Receive
12 Month Term
SOFR Annual 2.85% 09/21/26 2.85% $ 3,502,000 $ (17,420)
$ (108,668)
Put
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.71%
08/19/26 3.71% 2,634,375 (1,279)
Barclays Bank plc
1-Year/2-Year Interest
Rate Swap Pay
12 Month Term
SOFR Annual 3.71%
08/19/26 3.71% 2,634,375 (1,280)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.69%
08/14/26 3.69% 4,215,000 (2,139)
The Toronto-Dominion
Bank 1-Year/2-Year
Interest Rate Swap Pay
12 Month Term
SOFR Annual 3.69%
08/14/26 3.69% 4,215,000 (2,139)
Morgan Stanley Capital
Services LLC 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.64%
08/13/26 3.64% 3,688,125 (2,250)
BNP Paribas 1-Year/2-
Year Interest Rate
Swap Pay
12 Month Term
SOFR Annual 3.64%
08/13/26 3.64% 3,688,125 (2,250)
$ (11,337)
a
Includes cumulative appreciation (depreciation).

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 51
Guggenheim Active Allocation Fund
b
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
c
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
52 |
See Sector Classification in Other Information section
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index
Version 1
CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index
Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index
Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 53
The following table summarizes the inputs used to value the Fund’s investments at February 28,
2026 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 11,881,340 $ 1,154,300 $ 4,379,506 $ 17,415,146
Preferred Stocks 10,896,112 23,190,308 — 34,086,420
Warrants 39 — 8 47
Rights — — 5 5
Exchange-Traded Funds 5,396,865 — — 5,396,865
Closed-End Mutual Funds 7,167,504 — — 7,167,504
Money Market Funds 11,885,013 — — 11,885,013
Corporate Bonds — 273,411,380 13,427,687 286,839,067
Senior Floating Rate Interests — 170,322,241 34,881,830 205,204,071
Asset-Backed Securities — 73,991,535 48,953,705 122,945,240
Collateralized Mortgage
Obligations — 94,283,155 — 94,283,155
U.S. Treasury Bills — 14,173,336 — 14,173,336
U.S. Government Securities — 6,104,658 — 6,104,658
Foreign Government Debt — 2,028,143 — 2,028,143
Options Purchased 249,680 957 — 250,637
Interest Rate Swaptions
Purchased — 195,845 — 195,845
Commodity Futures Contracts
a
186,042 — — 186,042
Interest Rate Futures
Contracts
a
2,219 — — 2,219
Credit Default Swap
Agreements
a
— 21,958 — 21,958
Interest Rate Swap
Agreements
a
— 162,727 — 162,727
Total Return Swap
Agreements
a
— 1,576,606 — 1,576,606
Forward Foreign Currency
Exchange Contracts
a
— 287,072 — 287,072
Unfunded loan commitments
( Note 4 )
a
— — 153,722 153,722
Total Assets $ 47,664,814 $ 660,904,221 $ 101,796,463 $ 810,365,498
– – – –

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
54 |
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $167,681,548 are categorized as Level 2 within the disclosure hierarchy —
See Note 2.
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions
Written $ — $ 120,005 $ — $ 120,005
Options Written 777,634 130,865 — 908,499
Interest Rate Futures
Contracts
a
2,513 — — 2,513
Equity Futures Contracts
a
823,370 — — 823,370
Credit Default Swap
Agreements
a
— 180,795 — 180,795
Interest Rate Swap
Agreements
a
— 1,053,901 — 1,053,901
Total Return Swap
Agreements
a
— 368,228 — 368,228
Forward Foreign Currency
Exchange Contracts
a
— 10,464 — 10,464
Unfunded loan commitments
( Note 4 )
a
— — 44,637 44,637
Total Liabilities $ 1,603,517 $ 1,864,258 $ 44,637 $ 3,512,412
a
Reported as unrealized appreciation/depreciation at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
February 28, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
a
Assets:
Asset-Backed
Securities $ 20,226,076 Yield Analysis Yield 5.8%-8.3% 7.9%
Asset-Backed
Securities 14,279,933
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Asset-Backed
Securities 10,715,276 Model Price Purchase Price — —
Asset-Backed
Securities 3,732,420
Third Party
Pricing Vendor Price — —
Common Stocks 4,336,724 Model Price Purchase Price — —

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
| 55
Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the fund.
The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2026, the Fund had securities with a total value of $4,317,737 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $4,675,739 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.
Category
Ending Balance at
February 28, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
a
Common Stocks $ 42,782 Model Price
Liquidation
Value — —
Corporate Bonds 9,770,950
Third Party
Pricing Broker Quote — —
Corporate Bonds 3,388,293
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Corporate Bonds 268,444
Third Party
Pricing Trade Price — —
Rights 5 Model Price
Liquidation
Value — —
Senior Floating
Rate Interests 16,774,212 Model Price Purchase Price — —
Senior Floating
Rate Interests 9,014,992
Third Party
Pricing Broker Quote — —
Senior Floating
Rate Interests 7,693,790 Yield Analysis Yield 9.2%-11.1% 10.0%
Senior Floating
Rate Interests 1,328,820
Third Party
Pricing Vendor Price — —
Senior Floating
Rate Interests 70,016 Model Price
Liquidation
Value — —
Unfunded loan
commitments 153,722 Model Price Purchase Price — —
Warrants 8 Model Price
Liquidation
Value — —
Total Assets $ 101,796,463
Liabilities:
Unfunded loan
commitments $ (44,637) Model Price Purchase Price — —
a
Inputs are weighted by the fair value of the instruments.

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
56 |
Guggenheim Active Allocation Fund
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Corporate
actions
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 31,881,773 $ 14,049,426 $ (193,691) $ — $ — $ —
Corporate Bonds 7,432,881 6,491,522 (1,000,000) — — 617
Senior Floating Rate Interests 26,390,699 13,954,051 (3,533,477) 7,508 — 2,997
Warrants 8 — — — — —
Common Stocks 408,071 4,255,851 — — — —
Rights 5,782 12 — — — —
Unfunded Loan Commitments 75,220 13,515 (1,429) — — —
Total Assets $ 66,194,434 $ 38,764,377 $ (4,728,597) $ 7,508 $ — $ 3,614
Liabilities
Unfunded Loan Commitments $ — $ (22,058) $ — $ — $ — $ —

February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 57
Guggenheim Active Allocation Fund
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
February 28, 2026
Assets
Asset-Backed Securities $ 130,630 $ 4,316,540 $ (1,230,973) $ 48,953,705 $ 618,731
Corporate Bonds 502,667 — — 13,427,687 502,667
Senior Floating Rate Interests 1,504,818 — (3,444,766) 34,881,830 425,528
Warrants — — — 8 —
Common Stocks (285,613) 1,197 — 4,379,506 (285,613)
Rights (5,789) — — 5 (5,789)
Unfunded Loan Commitments 66,416 — — 153,722 66,416
Total Assets $ 1,913,129 $ 4,317,737 $ (4,675,739) $ 101,796,463 $ 1,321,940
Liabilities
Unfunded Loan Commitments $ (22,579) $ — $ — $ (44,637) $ (22,579)

See notes to schedule of investments.
February 28, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Active Allocation Fund
58 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund.
Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the
Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44 2.00% 10/15/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44 2.00% 10/15/26
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27

INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF
| 59
February 28, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on
November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the
Fund will achieve its investment objective. The Fund’s investment objective is considered non-fundamental and may be changed without shareholder approval.
The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial
Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation
Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim
Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to
Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee
Procedures” and collectively with the Fund Valuation Procedures, the “Valuation

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
60 |
February 28, 2026
Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation
Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures.
Valuations in accordance with these methods are intended to reflect each security’s
(or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the
Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction,
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 61
February 28, 2026
there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the
Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the
NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American
Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
62 |
February 28, 2026
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
Typically, loans are valued using information provided by an independent third-party pricing services that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the
Valuation Designee Procedures. Valuations provided by the independent third-
party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 63
February 28, 2026
third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund's use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund's portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund's assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer)
and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Fund may acquire an interest in a special purpose acquisition company
(“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
64 |
February 28, 2026
by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under
Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income : the use of an instrument that distributes cash flows typically based upon some rate of interest.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

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Index Exposure : the use of an instrument to obtain exposure to a listed or other type of index.
Speculation : the use of an instrument to express macro-economic and other investment views.
To the extent the Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset.
In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date.
There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and
Note 2 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
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the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund's
Schedule of Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange.
There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-
traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index)
for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or
“buyer” of protection primarily to gain or reduce exposure to the investment grade
Note 2 ‒ Derivatives (continued)

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February 28, 2026
and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities.
The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index.
If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange
Note 2 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
68 |
February 28, 2026
rates during the term of the contract. The contracts can be used to seek to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies.
The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the
U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing
Note 2 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
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in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment.
Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 3 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Note 2 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
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February 28, 2026
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S.
Treasury securities, and other information and analysis. A significant portion of the
Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Note 3 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
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Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 4 ‒ Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2026. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of February 28, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Alteryx , Inc. 02/08/31
150,000
$ 135,319 $ 138,723 $ 3,404
Citrin Cooperman
Advisors LLC 04/01/32
631,818
625,686 603,386 (22,300)
Cliffwater LLC 03/09/32
130,000
118,237 120,897 2,660
Datix Bidco Ltd. 10/30/30
332,500
291,492 300,880 9,388
Datix Bidco Ltd. 04/30/31
390,000
390,000 390,000 —
FTAI Aircraft
Leasing
Offshore SPV,
LP
137,500
— 14 14
Graftech Finance,
Inc. 12/21/29
577,928
577,928 556,735 (21,193)
Hanger, Inc. 10/23/31
65,475
65,168 65,611 443
Higginbotham
Insurance
Agency, Inc. 05/01/31
226,488
225,945 225,922 (23)
Higginbotham
Insurance
Agency, Inc. 06/11/31
80,211
79,779 80,211 432
HPC NAV I 2025 12/31/33
3,909,724
— — —
Kerridge
Commercial
Systems Group
Ltd. 09/07/30
GBP 800,000
989,316 1,077,920 88,604
Note 3 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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February 28, 2026
Note 5 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates
(which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts
(such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Kroll LLC 09/13/32
137,500
$ 127,732 $ 137,500 $ 9,768
Liquid Tech
Solutions
Holdings LLC 10/03/32
51,084
50,841 50,892 51
MB2 Dental
Solutions LLC 02/13/31
130,000
114,603 118,439 3,836
Merative , LP 09/30/32
158,974
154,432 158,974 4,542
Powergrid
Services LLC 03/31/30
470,000
439,810 470,000 30,190
Powergrid
Services LLC 07/01/32
31,837
31,837 31,680 (157)
Secretariat
Advisors LLC 02/21/32
53,763
53,509 52,644 (865)
US Fertility
Enterprises LLC 12/10/32
65,789
65,465 65,855 390
Vacation Rental
Brands
Holdings 05/02/32
520,956
516,139 516,040 (99)
$ 109,085
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP — British Pound
Note 4 ‒ Unfunded Loan Commitments  (continued)

INVESTMENTS (Unaudited)
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February 28, 2026
its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.
Note 5 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
74 |
February 28, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification
System, Global Industry Classification Standards and Barclays Global Classification
Scheme.